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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston,
Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making semiannual filing for 8 of its series, Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund for the year ended March 31, 2005. These 8 series have a 9/31 fiscal year end.

Date of reporting period: March 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Aggressive Growth Fund

Evergreen

AGGRESSIVE GROWTH FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Aggressive Growth Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA

Large Cap Core Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1983

	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Nasdaq symbol	EAGAX	EAGBX	EAGCX	EAGYX

6-month return with sales charge	-1.98%	-1.36%	2.65%	N/A

6-month return w/o sales charge	4.00%	3.64%	3.65%	4.15%

Average annual return*

1-year with sales charge	-7.83%	-7.74%	-3.87%	N/A

1-year w/o sales charge	-2.21%	-2.89%	-2.90%	-1.96%

5-year	-9.38%	-9.20%	-8.95%	-8.05%

10-year	8.66%	8.56%	8.54%	9.61%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Aggressive Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,040.03	$7.07
Class B	$ 1,000.00	$ 1,036.41	$ 10.61
Class C	$ 1,000.00	$ 1,036.54	$ 10.61
Class I	$ 1,000.00	$ 1,041.54	$5.55
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.00	$6.99
Class B	$ 1,000.00	$ 1,014.51	$ 10.50
Class C	$ 1,000.00	$ 1,014.51	$ 10.50
Class I	$ 1,000.00	$ 1,019.50	$5.49

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.39% for Class A, 2.09% for Class B, 2.09% for Class C and 1.09% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$15.74	$ 14.40	$ 11.27	$13.21	$ 38.14	$ 25.87

Income from investment operations
Net investment loss	(0.02)[1]	(0.17)[1]	(0.14)[1]	(0.13)[1]	(0.11)[1]	(0.24)[1]
Net realized and unrealized gains or losses on securities	0.65	1.51	3.27	(1.81)	(14.49)	15.78

Total from investment operations	0.63	1.34	3.13	(1.94)	(14.60)	15.54

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$16.37	$ 15.74	$ 14.40	$11.27	$ 13.21	$ 38.14

Total return[2]	4.00%	9.31%	27.77%	(14.69%)	(47.31%)	64.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$158,547	$172,791	$120,314	$108,274	$133,001	$284,984
Ratios to average net assets
Expenses[3]	1.39%[4]	1.48%	1.53%	1.42%	1.26%	1.12%
Net investment loss	(0.22%)[4]	(1.04%)	(1.12%)	(0.98%)	(0.58%)	(0.70%)
Portfolio turnover rate	74%	185%	229%	203%	224%	203%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$14.28	$ 13.16	$ 10.37	$12.25	$ 36.50	$ 25.04

Income from investment operations
Net investment loss	(0.07)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.23)[1]	(0.54)[1]
Net realized and unrealized gains or losses on securities	0.59	1.37	3.00	(1.66)	(13.69)	15.27

Total from investment operations	0.52	1.12	2.79	(1.88)	(13.92)	14.73

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$14.80	$ 14.28	$ 13.16	$10.37	$ 12.25	$ 36.50

Total return[2]	3.64%	8.51%	26.90%	(15.35%)	(47.68%)	63.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,128	$41,219	$44,601	$44,162	$67,083	$134,252
Ratios to average net assets
Expenses[3]	2.09%[4]	2.18%	2.25%	2.17%	2.01%	1.88%
Net investment loss	(0.91%)[4]	(1.75%)	(1.84%)	(1.73%)	(1.33%)	(1.44%)
Portfolio turnover rate	74%	185%	229%	203%	224%	203%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$14.23	$13.11	$10.33	$12.20	$36.42	$ 24.98

Income from investment operations
Net investment loss	(0.07)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.22)[1]	(0.58)[1]
Net realized and unrealized gains or losses on securities	0.59	1.37	2.99	(1.65)	(13.67)	15.29

Total from investment operations	0.52	1.12	2.78	(1.87)	(13.89)	14.71

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$14.75	$14.23	$13.11	$10.33	$12.20	$ 36.42

Total return[2]	3.65%	8.54%	26.91%	(15.33%)	(47.72%)	63.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,962	$8,361	$6,966	$6,034	$8,657	$15,736
Ratios to average net assets
Expenses[3]	2.09%[4]	2.18%	2.26%	2.17%	2.02%	1.91%
Net investment loss	(0.89%)[4]	(1.74%)	(1.84%)	(1.73%)	(1.32%)	(1.40%)
Portfolio turnover rate	74%	185%	229%	203%	224%	203%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$16.37	$ 14.94	$ 11.65	$13.62	$ 38.86	$ 26.23

Income from investment operations
Net investment income (loss)	0.01[2]	(0.12)[2]	(0.10)[2]	(0.10)[2]	(0.06)[2]	(0.16)[2]
Net realized and unrealized gains or losses on securities	0.67	1.55	3.39	(1.87)	(14.85)	16.06

Total from investment operations	0.68	1.43	3.29	(1.97)	(14.91)	15.90

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)	(3.27)

Net asset value, end of period	$17.05	$ 16.37	$ 14.94	$11.65	$ 13.62	$ 38.86

Total return	4.15%	9.57%	28.24%	(14.46%)	(47.20%)	65.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,495	$11,170	$12,242	$13,711	$18,571	$48,523
Ratios to average net assets
Expenses[3]	1.09%[4]	1.18%	1.26%	1.17%	1.00%	0.88%
Net investment income (loss)	0.09%[4]	(0.74%)	(0.83%)	(0.73%)	(0.33%)	(0.44%)
Portfolio turnover rate	74%	185%	229%	203%	224%	203%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 21.9%
Hotels, Restaurants & Leisure 8.7%
International Game Technology	75,000	$1,999,500
Kerzner International, Ltd. *	20,000	1,224,600
Las Vegas Sands Corp. * (p)	25,000	1,125,000
Panera Bread Co., Class A * (p)	50,000	2,826,500
Shuffle Master, Inc. * (p)	164,999	4,778,371
Starwood Hotels & Resorts Worldwide, Inc., Class B	55,000	3,301,650
Wynn Resorts, Ltd. * (p)	45,000	3,048,300

		18,303,921

Internet & Catalog Retail 1.2%
eBay, Inc. *	70,600	2,630,556

Media 2.4%
Comcast Corp., Class A *	65,000	2,195,700
Omnicom Group, Inc.	32,000	2,832,640

		5,028,340

Specialty Retail 4.2%
Best Buy Co., Inc.	43,000	2,322,430
Chico’s FAS, Inc. * (p)	157,396	4,448,011
Steiner Leisure, Ltd. *	65,000	2,124,850

		8,895,291

Textiles, Apparel & Luxury Goods 5.4%
Coach, Inc. *	102,000	5,776,260
Deckers Outdoor Corp. * (p)	30,000	1,072,200
Quiksilver, Inc. *	107,500	3,120,725
Wolverine World Wide, Inc.	65,000	1,392,950

		11,362,135

CONSUMER STAPLES 7.2%
Food & Staples Retailing 1.7%
United Natural Foods, Inc. * (p)	123,400	3,532,942

Food Products 2.2%
McCormick & Co., Inc.	135,000	4,648,050

Household Products 1.6%
Rayovac Corp. *	80,000	3,328,000

Personal Products 1.7%
Estee Lauder Companies, Inc., Class A	80,000	3,598,400

ENERGY 7.8%
Energy Equipment & Services 2.1%
Diamond Offshore Drilling, Inc.	45,000	2,245,500
Weatherford International, Ltd. *	38,000	2,201,720

		4,447,220

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 5.7%
Anadarko Petroleum Corp.	20,000	$1,522,000
Apache Corp.	50,000	3,061,500
Devon Energy Corp.	48,400	2,311,100
Spinnaker Exploration Co. * (p)	35,000	1,243,550
XTO Energy, Inc.	119,900	3,937,516

		12,075,666

HEALTH CARE 25.0%
Biotechnology 1.5%
Martek Biosciences Corp. * (p)	55,000	3,200,450

Health Care Equipment & Supplies 8.5%
Alcon, Inc.	40,000	3,571,600
Beckman Coulter, Inc.	30,000	1,993,500
Cooper Companies, Inc.	50,000	3,645,000
Kinetic Concepts, Inc. *	35,000	2,087,750
Medtronic, Inc.	52,900	2,695,255
St. Jude Medical, Inc. *	45,000	1,620,000
Stryker Corp.	51,000	2,275,110

		17,888,215

Health Care Providers & Services 10.4%
Aetna, Inc.	77,400	5,801,130
American Healthways, Inc. * (p)	80,000	2,641,600
Caremark Rx, Inc. *	129,000	5,131,620
Community Health Systems, Inc. *	65,000	2,269,150
Coventry Health Care, Inc. *	35,000	2,384,900
WellPoint, Inc. *	30,000	3,760,500

		21,988,900

Pharmaceuticals 4.6%
Eli Lilly & Co.	25,000	1,302,500
Endo Pharmaceuticals Holdings, Inc. *	155,000	3,495,250
Johnson & Johnson	25,000	1,679,000
Pfizer, Inc.	40,000	1,050,800
Salix Pharmaceuticals, Ltd. * (p)	137,499	2,267,359

		9,794,909

INDUSTRIALS 5.1%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	40,000	2,442,400

Air Freight & Logistics 1.4%
EGL, Inc. *	130,000	2,964,000

Electrical Equipment 2.0%
Cooper Industries, Ltd., Class A	60,200	4,305,504

Trading Companies & Distributors 0.5%
Fastenal Co. (p)	18,000	995,580

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.8%
Communications Equipment 4.9%
Corning, Inc. *	203,000	$2,259,390
F5 Networks, Inc. * (p)	55,000	2,776,950
Motorola, Inc.	140,000	2,095,800
QUALCOMM, Inc.	85,000	3,115,250

		10,247,390

Computers & Peripherals 3.1%
Apple Computer, Inc. *	70,000	2,916,900
Network Appliance, Inc. *	75,000	2,074,500
QLogic Corp. *	40,000	1,620,000

		6,611,400

Electronic Equipment & Instruments 0.6%
Cogent, Inc. * (p)	50,000	1,259,000

Internet Software & Services 4.5%
Google, Inc., Class A *	12,000	2,166,120
VeriSign, Inc. *	175,000	5,022,500
Yahoo!, Inc. *	70,000	2,373,000

		9,561,620

IT Services 4.2%
Affiliated Computer Services, Inc., Class A *	76,000	4,046,240
Cognizant Technology Solutions Corp., Class A *	105,000	4,851,000

		8,897,240

Office Electronics 1.0%
Zebra Technologies Corp., Class A *	45,000	2,137,050

Semiconductors & Semiconductor Equipment 4.9%
Altera Corp. *	150,000	2,967,000
Lam Research Corp. *	35,000	1,010,100
Marvell Technology Group, Ltd. *	115,000	4,409,100
Tessera Technologies, Inc. *	42,500	1,837,275

		10,223,475

Software 4.6%
Autodesk, Inc.	92,000	2,737,920
Cadence Design Systems, Inc. *	155,000	2,317,250
Cognos, Inc. *	35,000	1,467,900
Microsoft Corp.	130,100	3,144,517

		9,667,587

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 3.9%
Chemicals 1.7%
Air Products & Chemicals, Inc.	57,000	$3,607,530

Metals & Mining 2.2%
Massey Energy Co. (p)	92,900	3,719,716
United States Steel Corp.	20,000	1,017,000

		4,736,716

Total Common Stocks (cost $179,609,707)		208,379,487

SHORT-TERM INVESTMENTS 12.7%
MUTUAL FUND SHARES 12.7%
Evergreen Institutional U.S. Government Money Market Fund ø	2,586,405	2,586,405
Navigator Prime Portfolio (pp)	24,212,482	24,212,482

Total Short-Term Investments (cost $26,798,887)		26,798,887

Total Investments (cost $206,408,594) 111.4%		235,178,374
Other Assets and Liabilities (11.4%)		(24,047,013)

Net Assets 100.0%		$211,131,361

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2005:
Information Technology	28.1%
Health Care	25.4%
Consumer Discretionary	22.2%
Energy	7.9%
Consumer Staples	7.3%
Industrials	5.1%
Materials	4.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $206,408,594) including $23,410,320
of securities loaned	$235,178,374
Receivable for securities sold	1,112,677
Receivable for Fund shares sold	34,595
Dividends receivable	107,089
Receivable for securities lending income	6,778
Prepaid expenses and other assets	15,077

Total assets	236,454,590

Liabilities
Payable for securities purchased	668,270
Payable for Fund shares redeemed	385,937
Payable for securities on loan	24,212,482
Advisory fee payable	3,009
Distribution Plan expenses payable	2,459
Due to other related parties	1,289
Accrued expenses and other liabilities	49,783

Total liabilities	25,323,229

Net assets	$211,131,361

Net assets represented by
Paid-in capital	$285,615,253
Undistributed net investment loss	(414,535)
Accumulated net realized losses on securities	(102,839,137)
Net unrealized gains on securities	28,769,780

Total net assets	$211,131,361

Net assets consists of
Class A	$158,547,065
Class B	35,127,802
Class C	6,961,572
Class I	10,494,922

Total net assets	$211,131,361

Shares outstanding
Class A	9,683,535
Class B	2,373,133
Class C	472,011
Class I	615,413

Net asset value per share
Class A	$16.37
Class A — Offering price (based on sales charge of 5.75%)	$17.37
Class B	$14.80
Class C	$14.75
Class I	$17.05

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends	$1,341,848

Expenses
Advisory fee	594,189
Distribution Plan expenses
Class A	255,299
Class B	197,142
Class C	39,535
Administrative services fee	113,967
Transfer agent fees	484,463
Trustees’ fees and expenses	525
Printing and postage expenses	20,454
Custodian and accounting fees	30,244
Registration and filing fees	22,171
Professional fees	7,620
Other	2,313

Total expenses	1,767,922
Less: Expense reductions	(3,657)
Fee waivers and expense reimbursements	(26,394)

Net expenses	1,737,871

Net investment loss	(396,023)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	11,122,443
Net change in unrealized gains or losses on securities	(1,201,426)

Net realized and unrealized gains or losses on securities	9,921,017

Net increase in net assets resulting from operations	$9,524,994

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment loss		$(396,023)		$(2,903,355)
Net realized gains on securities		11,122,443		31,494,758
Net change in unrealized gains
or losses on securities		(1,201,426)		(12,600,842)

Net increase in net assets
resulting from operations		9,524,994		15,990,561

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	175,138	2,877,477	946,616	15,223,566
Class B	94,331	1,405,051	294,590	4,314,520
Class C	16,315	244,141	132,457	1,949,957
Class I	45,827	780,006	60,896	1,017,214

		5,306,675		22,505,257

Automatic conversion of Class B
shares to Class A shares
Class A	78,226	1,282,032	259,743	4,176,011
Class B	(86,361)	(1,282,032)	(285,165)	(4,176,011)

		0		0

Payment for shares redeemed
Class A	(1,550,351)	(25,564,785)	(2,275,355)	(36,320,431)
Class B	(522,037)	(7,773,437)	(885,265)	(12,902,639)
Class C	(132,089)	(1,974,371)	(181,411)	(2,618,269)
Class I	(112,962)	(1,929,596)	(199,907)	(3,287,657)

		(37,242,189)		(55,128,996)

Net asset value of shares issued
in acquisition
Class A	0	0	3,695,890	59,047,178
Class B	0	0	373,342	5,442,118
Class C	0	0	105,369	1,530,188
Class I	0	0	1,940	32,153

		0		66,051,637

Net increase (decrease) in net assets
resulting from capital share
transactions		(31,935,514)		33,427,898

Total increase (decrease) in net assets		(22,410,520)		49,418,459
Net assets
Beginning of period		233,541,881		184,123,422

End of period	$ 211,131,361		$ 233,541,881

Undistributed net investment loss		$(414,535)		$(18,512)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC waived its fee in the amount of $26,350 and reimbursed expenses in the amount of $44 which combined represents 0.02% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $61,078 to Wachovia Securities, LLC.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $3,480 from the sale of Class A shares and $58,055 and $473 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Premier 20 Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Premier 20 Fund at an exchange ratio of 0.33, 0.36, 0.36 and 0.32 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,975,239. The aggregate net assets of the Fund and Evergreen Premier 20 Fund immediately prior to the acquisition were $200,880,668 and $66,051,637, respectively. The aggregate net assets of the Fund immediately after the acquisition were $266,932,305.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $164,977,596 and $197,508,939, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $23,410,320 and $24,212,482, respectively. During the six months ended March 31, 2005, the Fund earned $57,208 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $206,790,307. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,408,549 and $4,020,482, respectively, with a net unrealized appreciation of $28,388,067.

As of September 30, 2004, the Fund had $113,095,524 in capital loss carryovers for federal income tax purposes with $15,676,195 expiring in 2009, $80,059,798 expiring in 2010 and $17,359,531 expiring in 2011.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566375 rv2 5/2005

Evergreen Fund

Evergreen

EVERGREEN FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage

1

LETTER TO SHAREHOLDERS continued

growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

On May 20, 2005, the shareholders of Evergreen Fund approved the reorganization of the Fund into Evergreen Fundamental Large Cap Fund. The merger is scheduled to take place on or about June 10, 2005.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O’Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1971

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1971

Nasdaq symbol	EVRAX	EVRBX	EVRCX	EVGRX

6-month return with sales charge	-0.25%	0.50%	4.42%	N/A

6-month return w/o sales charge	5.79%	5.50%	5.42%	6.01%

Average annual return*

1-year with sales charge	-2.76%	-2.51%	1.41%	N/A

1-year w/o sales charge	3.15%	2.49%	2.41%	3.44%

5-year	-8.11%	-7.91%	-7.69%	-6.75%

10-year	4.50%	4.39%	4.38%	5.43%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Evergreen Fund Class A shares, versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders. All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,057.94	$7.70
Class B	$ 1,000.00	$ 1,055.00	$11.22
Class C	$ 1,000.00	$ 1,054.18	$11.27
Class I	$ 1,000.00	$ 1,060.13	$6.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.45	$7.54
Class B	$ 1,000.00	$ 1,014.01	$11.00
Class C	$ 1,000.00	$ 1,013.96	$11.05
Class I	$ 1,000.00	$ 1,018.95	$6.04

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.50% for Class A, 2.19% for Class B, 2.20% for Class C and 1.20% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$11.71	$10.48	$ 8.92	$11.21	$16.88	$24.24

Income from investment operations
Net investment income (loss)	0.09[1]	(0.02)[1]	(0.02)[1]	(0.01)[1]	(0.03)[1]	(0.12)[1]
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	0.59	1.25	1.58	(2.28)	(5.43)	2.79

Total from investment operations	0.68	1.23	1.56	(2.29)	(5.46)	2.67

Distributions to shareholders from
Net investment income	(0.01)	0	0	0	0	0
Net realized gains	0	0	0	0	(0.21)	(10.03)

Total distributions to shareholders	(0.01)	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$12.38	$11.71	$10.48	$ 8.92	$11.21	$16.88

Total return[2]	5.79%	11.74%	17.49%	(20.43%)	(32.68%)	11.07%

Ratios and supplemental data
Net assets, end of period (millions)	$ 143	$ 136	$ 110	$ 71	$ 85	$ 161
Ratios to average net assets
Expenses[3]	1.50%[4]	1.59%	1.76%	1.57%	1.51%	1.43%
Net investment income (loss)	0.67%[4]	(0.14%)	(0.23%)	(0.11%)	(0.20%)	(0.49%)
Portfolio turnover rate	41%	84%	125%	133%	160%	119%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.91	$ 9.84	$ 8.43	$10.68	$16.21	$23.80

Income from investment operations
Net investment (loss)	0[1]	(0.09)[1]	(0.09)[1]	(0.09)[1]	(0.13)[1]	(0.28)[1]
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	0.60	1.16	1.50	(2.16)	(5.19)	2.72

Total from investment operations	0.60	1.07	1.41	(2.25)	(5.32)	2.44

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$11.51	$10.91	$ 9.84	$ 8.43	$10.68	$16.21

Total return[2]	5.50%	10.87%	16.73%	(21.07%)	(33.17%)	10.22%

Ratios and supplemental data
Net assets, end of period (millions)	$50	$ 74	$ 122	$ 168	$ 296	$ 553
Ratios to average net assets
Expenses[3]	2.19%[4]	2.30%	2.48%	2.32%	2.27%	2.18%
Net investment income (loss)	0.02%[4]	(0.87%)	(0.94%)	(0.86%)	(0.95%)	(1.23%)
Portfolio turnover rate	41%	84%	125%	133%	160%	119%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.89	$ 9.82	$ 8.42	$10.65	$16.18	$23.77

Income from investment operations
Net investment loss	0[1]	(0.09)[1]	(0.09)[1]	(0.09)[1]	(0.13)[1]	(0.28)[1]
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	0.59	1.16	1.49	(2.14)	(5.19)	2.72

Total from investment operations	0.59	1.07	1.40	(2.23)	(5.32)	2.44

Distributions to shareholders from
Net realized gains	0	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$11.48	$10.89	$ 9.82	$ 8.42	$10.65	$16.18

Total return[2]	5.42%	10.90%	16.63%	(20.94%)	(33.23%)	10.23%

Ratios and supplemental data
Net assets, end of period (millions)	$ 4	$ 4	$ 4	$ 4	$ 6	$ 11
Ratios to average net assets
Expenses[3]	2.20%[4]	2.30%	2.48%	2.32%	2.27%	2.18%
Net investment loss	(0.02%)[4]	(0.85%)	(0.95%)	(0.86%)	(0.95%)	(1.24%)
Portfolio turnover rate	41%	84%	125%	133%	160%	119%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.06	$10.77	$ 9.14	$11.45	$17.20	$24.48

Income from investment operations
Net investment income (loss)	0.12[2]	0.02[2]	0.01[2]	0.02[2]	0.01[2]	(0.06)[2]
Net realized and unrealized gains or losses on
securities, futures contracts and foreign
currency related transactions	0.61	1.27	1.62	(2.33)	(5.55)	2.81

Total from investment operations	0.73	1.29	1.63	(2.31)	(5.54)	2.75

Distributions to shareholders from
Net investment income	(0.05)	0	0	0	0	0
Net realized gains	0	0	0	0	(0.21)	(10.03)

Total distributions to shareholders	(0.05)	0	0	0	(0.21)	(10.03)

Net asset value, end of period	$12.74	$12.06	$10.77	$ 9.14	$11.45	$17.20

Total return	6.01%	11.98%	17.83%	(20.17%)	(32.53%)	11.32%

Ratios and supplemental data
Net assets, end of period (millions)	$ 209	$ 214	$ 221	$ 216	$ 508	$ 887
Ratios to average net assets
Expenses[3]	1.20%[4]	1.29%	1.48%	1.32%	1.27%	1.18%
Net investment income (loss)	0.98%[4]	0.15%	0.05%	0.14%	0.05%	(0.23%)
Portfolio turnover rate	41%	84%	125%	133%	160%	119%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 11.7%
Internet & Catalog Retail 1.3%
Amazon.com, Inc. *	50,500	$1,730,635
eBay, Inc. *	93,500	3,483,810

		5,214,445

Media 5.2%
Comcast Corp., Class A *	185,511	6,196,068
News Corp., Class A	381,547	6,455,775
Omnicom Group, Inc.	33,000	2,921,160
Time Warner, Inc. *	319,855	5,613,455

		21,186,458

Multi-line Retail 1.5%
J.C. Penney Co., Inc.	76,693	3,981,901
Nordstrom, Inc.	37,000	2,049,060

		6,030,961

Specialty Retail 2.2%
Best Buy Co., Inc	69,500	3,753,695
Chico’s FAS, Inc. *	107,000	3,023,820
Lowe’s Companies, Inc	36,505	2,084,070

		8,861,585

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc. *	90,000	5,096,700
Nike, Inc., Class B	15,000	1,249,650

		6,346,350

CONSUMER STAPLES 8.0%
Beverages 2.1%
Diageo plc, ADR (p)	52,000	2,958,800
PepsiCo, Inc.	103,101	5,467,446

		8,426,246

Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	101,053	5,063,766

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.0%
General Mills, Inc.	83,202	$4,089,378

Household Products 1.9%
Colgate-Palmolive Co.	93,874	4,897,407
Procter & Gamble Co.	55,000	2,915,000

		7,812,407

Tobacco 1.8%
Altria Group, Inc.	110,590	7,231,480

ENERGY 7.9%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	107,941	7,607,681

Oil & Gas 6.0%
Apache Corp.	53,860	3,297,848
Exxon Mobil Corp.	258,171	15,386,992
XTO Energy, Inc. (p)	177,353	5,824,283

		24,509,123

FINANCIALS 19.5%
Capital Markets 5.6%
Bank of New York Co.	91,191	2,649,098
Goldman Sachs Group, Inc.	32,000	3,519,680
Legg Mason, Inc.	33,176	2,592,373
Merrill Lynch & Co., Inc.	81,880	4,634,408
Morgan Stanley	103,789	5,941,920
State Street Corp.	72,973	3,190,380

		22,527,859

Commercial Banks 4.3%
Bank of America Corp.	196,546	8,667,679
North Fork Bancorp, Inc.	55,000	1,525,700
U.S. Bancorp	126,916	3,657,719
Wells Fargo & Co.	62,735	3,751,553

		17,602,651

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.8%
American Express Co.	142,013	$7,295,208

Diversified Financial Services 4.2%
Citigroup, Inc.	263,492	11,841,330
JPMorgan Chase & Co.	146,700	5,075,820

		16,917,150

Insurance 2.3%
American International Group, Inc.	80,225	4,445,267
Hartford Financial Services Group, Inc.	35,231	2,415,437
Prudential Financial, Inc.	45,386	2,605,157

		9,465,861

Thrifts & Mortgage Finance 1.3%
Fannie Mae	15,000	816,750
Washington Mutual, Inc.	116,028	4,583,106

		5,399,856

HEALTH CARE 10.8%
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	106,144	3,606,773
Medtronic, Inc.	124,621	6,349,440
Stryker Corp.	25,800	1,150,938
Zimmer Holdings, Inc. *	25,000	1,945,250

		13,052,401

Health Care Providers & Services 2.1%
Aetna, Inc.	62,600	4,691,870
Caremark Rx, Inc. *	95,000	3,779,100

		8,470,970

Pharmaceuticals 5.5%
Abbott Laboratories	70,914	3,306,011
Eli Lilly & Co.	35,000	1,823,500
Johnson & Johnson	70,252	4,718,124
Pfizer, Inc.	294,842	7,745,500
Wyeth	111,685	4,710,873

		22,304,008

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.6%
Aerospace & Defense 1.8%
Honeywell International, Inc.	73,432	$2,732,405
Lockheed Martin Corp.	75,000	4,579,500

		7,311,905

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	35,000	2,545,900

Electrical Equipment 1.3%
Cooper Industries, Ltd., Class A	72,500	5,185,200

Industrial Conglomerates 6.4%
3M Co	37,005	3,170,958
General Electric Co.	393,000	14,171,580
Tyco International, Ltd.	250,105	8,453,549

		25,796,087

Machinery 0.5%
Deere & Co.	31,635	2,123,658

INFORMATION TECHNOLOGY 19.5%
Communications Equipment 3.6%
Cisco Systems, Inc. *	188,100	3,365,109
Corning, Inc. *	340,124	3,785,580
Motorola, Inc.	265,000	3,967,050
QUALCOMM, Inc.	96,000	3,518,400

		14,636,139

Computers & Peripherals 2.9%
Dell, Inc. *	74,000	2,843,080
Hewlett-Packard Co.	100,000	2,194,000
International Business Machines Corp.	54,938	5,020,235
Lexmark International, Inc., Class A *	24,000	1,919,280

		11,976,595

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.7%
Google, Inc., Class A *	10,500	$1,895,355
VeriSign, Inc. *	75,000	2,152,500
Yahoo!, Inc. *	84,000	2,847,600

		6,895,455

IT Services 2.9%
Accenture, Ltd., Class A *	125,000	3,018,750
Affiliated Computer Services, Inc., Class A *	75,000	3,993,000
Cognizant Technology Solutions Corp., Class A *	105,000	4,851,000

		11,862,750

Semiconductors & Semiconductor Equipment 3.7%
Altera Corp. *	259,091	5,124,820
Intel Corp.	221,472	5,144,795
Texas Instruments, Inc.	180,580	4,602,984

		14,872,599

Software 4.7%
Microsoft Corp.	548,486	13,256,906
Oracle Corp. *	472,139	5,892,295

		19,149,201

MATERIALS 4.4%
Chemicals 2.3%
Air Products & Chemicals, Inc.	54,000	3,417,660
Dow Chemical Co.	63,587	3,169,812
PPG Industries, Inc.	35,000	2,503,200

		9,090,672

Metals & Mining 2.1%
Alcoa, Inc	37,767	1,147,739
Massey Energy Co.	23,000	920,920
Peabody Energy Corp.	68,334	3,167,964
Phelps Dodge Corp.	32,572	3,313,550

		8,550,173

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 2.0%
SBC Communications, Inc.	108,148	$2,562,026
Sprint Corp.	107,983	2,456,613
Verizon Communications, Inc.	84,748	3,008,554

		8,027,193

Wireless Telecommunication Services 1.3%
Western Wireless Corp., Class A *	138,650	5,263,154

UTILITIES 2.7%
Electric Utilities 2.2%
DPL, Inc.	101,134	2,528,350
Exelon Corp.	38,019	1,744,692
PG&E Corp. (p)	79,754	2,719,611
TXU Corp.	24,674	1,964,791

		8,957,444

Multi-Utilities & Unregulated Power 0.5%
MDU Resources Group, Inc.	75,178	2,076,416

Total Common Stocks (cost $350,962,676)		399,736,385

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional U.S. Government Money Market Fund ø	7,174,507	7,174,507
Navigator Prime Portfolio (pp)	8,120,948	8,120,948

Total Short-Term Investments (cost $15,295,455)		15,295,455

Total Investments (cost $366,258,131) 100.8%		415,031,840
Other Assets and Liabilities (0.8%)		(8,670,022)

Net Assets 100.0%		$406,361,818

* Non-income producing security

(p) All or a portion of this security is on loan.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(pp) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR American Depository Receipt

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

The following table shows the percent of total long-term investments by sector as of March 31, 2005:

Information Technology	19.9%
Financials	19.8%
Consumer Discretionary	11.9%
Health Care	11.0%
Industrials	10.7%
Consumer Staples	8.2%
Energy	8.0%
Materials	4.4%
Telecommunication Services	3.3%
Utilities	2.8%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $366,258,131)
including $8,052,978 of securities loaned	$415,031,840
Receivable for Fund shares sold	19,805
Dividends receivable	568,037
Receivable for securities lending income	487
Prepaid expenses and other assets	3,847

Total assets	415,624,016

Liabilities
Payable for Fund shares redeemed	747,826
Payable for securities on loan	8,120,948
Advisory fee payable	6,236
Distribution Plan expenses payable	2,661
Due to other related parties	187,566
Accrued expenses and other liabilities	196,961

Total liabilities	9,262,198

Net assets	$406,361,818

Net assets represented by
Paid-in capital	$502,126,753
Undistributed net investment income	506,355
Accumulated net realized losses on securities, futures
contracts and foreign currency related transactions	(145,044,999)
Net unrealized gains on securities	48,773,709

Total net assets	$406,361,818

Net assets consists of
Class A	$143,097,006
Class B	50,182,772
Class C	3,904,496
Class I	209,177,544

Total net assets	$406,361,818

Shares outstanding
Class A	11,554,818
Class B	4,361,587
Class C	339,981
Class I	16,418,302

Net asset value per share
Class A	$12.38
Class A — Offering price (based on sales charge of 5.75%)	$13.14
Class B	$11.51
Class C	$11.48
Class I	$12.74

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,379)	$4,657,053

Expenses
Advisory fee	1,409,982
Distribution Plan expenses
Class A	213,820
Class B	318,966
Class C	20,608
Administrative services fee	213,071
Transfer agent fees	994,389
Trustees’ fees and expenses	8,011
Printing and postage expenses	28,112
Custodian and accounting fees	57,514
Registration and filing fees	49,640
Professional fees	2,793
Other	10,083

Total expenses	3,326,989
Less: Expense reductions	(1,637)
Fee waivers and expense reimbursements	(213,717)

Net expenses	3,111,635

Net investment income	1,545,418

Net realized and unrealized gains or losses on
securities and foreign currency related transactions
Net realized gains or losses on:
Securities	21,273,017
Foreign currency related transactions	(3,934)

Net realized gains on securities and foreign
currency related transactions	21,269,083
Net change in unrealized gains or losses on securities
and foreign currency related transactions	2,242,075

Net realized and unrealized gains or losses on
securities and foreign currency related transactions	23,511,158

Net increase in net assets resulting from operations	$25,056,576

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment income (loss)		$1,545,418		$(766,913)
Net realized gains on securities and
foreign currency related transactions		21,269,083		38,611,276
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		2,242,075		15,405,242

Net increase in net assets resulting from
operations		25,056,576		53,249,605

Distributions to shareholders from
Net investment income
Class A		(99,618)		0
Class I		(790,610)		0

Total distributions to shareholders		(890,228)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	630,970	7,805,285	1,477,708	17,325,252
Class B	72,130	827,636	205,250	2,246,222
Class C	3,018	34,930	39,141	421,350
Class I	69,929	887,218	175,511	2,112,866

		9,555,069		22,105,690

Net asset value of shares issued in
reinvestment of distributions
Class A	7,750	97,646	0	0
Class I	53,907	698,097	0	0

		795,743		0

Automatic conversion of Class B shares
to Class A shares
Class A	1,012,154	12,522,991	2,348,503	27,500,948
Class B	(1,087,521)	(12,522,991)	(2,510,357)	(27,500,948)

		0		0

Payment for shares redeemed
Class A	(1,721,907)	(21,223,605)	(2,716,473)	(31,783,581)
Class B	(1,419,306)	(16,290,038)	(3,327,199)	(36,422,762)
Class C	(38,812)	(445,463)	(93,610)	(1,021,232)
Class I	(1,422,752)	(18,162,616)	(3,008,863)	(36,135,799)

		(56,121,722)		(105,363,374)

Net decrease in net assets resulting
from capital share transactions		(45,770,910)		(83,257,684)

Total decrease in net assets		(21,604,562)		(30,008,079)
Net assets
Beginning of period		427,966,380		457,974,459

End of period	$ 406,361,818		$ 427,966,380

Undistributed net investment income (loss)		$506,355		$(148,835)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC waived its fee in the amount of $213,634 and reimbursed expenses in the amount of $83 which combined represents 0.10% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $53,283 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

shares.

For the six months ended March 31, 2005, EIS received $1,819 from the sale of Class A shares and $38,831 and $22 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $172,560,039 and $216,013,492, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $8,052,978 and $8,120,948, respectively. During the six months ended March 31, 2005, the Fund earned $1,716 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $372,784,893. The gross unrealized appreciation and depreciation on securities based on tax cost was $54,556,704 and $12,309,757, respectively, with a net unrealized appreciation of $42,246,947.

As of September 30, 2004, the Fund had $160,153,068 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012

$86,236,766	$73,611,690	$304,612

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and elected to defer post-October currency losses of $4,154.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allega-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT DISTRIBUTIONS

On April 12, 2005, the Fund declared distributions from net investment income to shareholders of record on April 11, 2005. The per share amounts payable on April 13, 2005 were as follows:

Net
Investment
Income

Class A	$0.0137
Class I	0.0137

These distributions are not reflected in the accompanying financial statements.

12. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”) pending shareholder approval. Under the Plan, Evergreen Fundamental Large Cap Fund, (formerly, Evergreen Growth and Income Fund), a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Fundamental Large Cap Fund.

A special meeting of shareholders of the Fund was held on April 1, 2005 and adjourned until May 20, 2005. At the special meeting of shareholders on May 20, 2005, shareholders approved the Plan to merge the Fund into Evergreen Fundamental Large Cap Fund. The merger is scheduled to take place on or about June 10, 2005.

27

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On May 20, 2005, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On January 14, 2005, the record date for the meeting, the Fund had $428,608,296 of net assets outstanding of which $256,863,669 (59.93%) of net assets were represented at the meeting.

Proposal 1— The proposed reorganization of the Fund into Evergreen Fundamental Large Cap Fund, a series of Evergreen Equity Trust, a Delaware business trust:

225,929,961 voted “For”
17,942,255 voted “Against”
12,991,453 voted “Abstain”

Proposal 2— To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

220,142,316 voted “For”
18,256,755 voted “Against”
18,464,598 voted “Abstain”

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566378 rv2 5/2005

Evergreen Growth Fund

Evergreen

GROWTH FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Growth Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Theodore W. Price, CFA

Small Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	4.89%	5.90%	9.91%	N/A

6-month return w/o sales charge	11.29%	10.90%	10.91%	11.45%

Average annual return*

1-year with sales charge	0.29%	0.70%	4.64%	N/A

1-year w/o sales charge	6.39%	5.70%	5.64%	6.70%

5-year	-1.89%	-1.73%	-1.44%	-0.46%

10-year	9.82%	9.67%	9.66%	10.71%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management

Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,112.91	$6.58
Class B	$ 1,000.00	$ 1,108.97	$ 10.25
Class C	$ 1,000.00	$ 1,109.13	$ 10.25
Class I	$ 1,000.00	$ 1,114.50	$5.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.70	$6.29
Class B	$ 1,000.00	$ 1,015.21	$9.80
Class C	$ 1,000.00	$ 1,015.21	$9.80
Class I	$ 1,000.00	$ 1,020.19	$4.78

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 1.95% for Class B, 1.95% for Class C and 0.95% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$15.41	$ 14.08	$ 10.66	$12.35	$ 25.11	$ 15.99

Income from investment operations
Net investment loss	(0.09)[2]	(0.16)[2]	(0.13)[2]	(0.13)[2]	(0.23)	(0.20)
Net realized and unrealized gains or losses on securities	1.83	1.49	3.55	(1.56)	(6.84)	10.19

Total from investment operations	1.74	1.33	3.42	(1.69)	(7.07)	9.99

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$17.15	$ 15.41	$ 14.08	$10.66	$ 12.35	$ 25.11

Total return[3]	11.29%	9.45%	32.08%	(13.68%)	(33.68%)	65.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,091	$82,353	$66,586	$49,793	$64,885	$114,248
Ratios to average net assets
Expenses[4]	1.25%[5]	1.27%	1.36%	1.32%	1.34%	1.44%
Net investment loss	(1.01%)[5]	(1.03%)	(1.05%)	(0.95%)	(0.79%)	(0.91%)
Portfolio turnover rate	39%	87%	120%	89%	111%	137%

1 Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to October 19, 1999 are those of Class A shares of Mentor Growth Portfolio.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$14.04	$ 12.91	$ 9.86	$11.50	$23.97	$14.88

Income from investment operations
Net investment loss	(0.13)[2]	(0.25)[2]	(0.20)[2]	(0.21)[2]	(0.20)	(0.35)
Net realized and unrealized gains or losses on securities	1.66	1.38	3.25	(1.43)	(6.58)	10.31

Total from investment operations	1.53	1.13	3.05	(1.64)	(6.78)	9.96

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$15.57	$ 14.04	$ 12.91	$9.86	$11.50	$23.97

Total return[3]	10.90%	8.75%	30.93%	(14.26%)	(34.19%)	69.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,425	$20,926	$19,127	$12,073	$6,252	$6,155
Ratios to average net assets
Expenses[4]	1.95%[5]	1.98%	2.08%	2.08%	2.09%	2.14%[5]
Net investment loss	(1.71%)[5]	(1.73%)	(1.77%)	(1.71%)	(1.55%)	(1.60%)[5]
Portfolio turnover rate	39%	87%	120%	89%	111%	137%

1 For the period from October 18, 1999 (commencem ent of class operations), to September 30, 2000.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$14.02	$ 12.90	$ 9.84	$11.49	$ 23.94	$ 15.39

Income from investment operations
Net investment loss	(0.13)[2]	(0.25)[2]	(0.20)[2]	(0.22)[2]	(0.19)	(0.35)
Net realized and unrealized gains or losses on securities	1.66	1.37	3.26	(1.43)	(6.57)	9.77

Total from investment operations	1.53	1.12	3.06	(1.65)	(6.76)	9.42

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$15.55	$ 14.02	$ 12.90	$9.84	$ 11.49	$ 23.94

Total return[3]	10.91%	8.68%	31.10%	(14.36%)	(34.13%)	63.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$201,290	$202,086	$220,442	$199,078	$263,292	$439,879
Ratios to average net assets
Expenses[4]	1.95%[5]	1.97%	2.09%	2.07%	2.09%	2.20%
Net investment loss	(1.71%)[5]	(1.73%)	(1.77%)	(1.70%)	(1.54%)	(1.67%)
Portfolio turnover rate	39%	87%	120%	89%	111%	137%

1 Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to October 19, 1999 are those of Class B shares of Mentor Growth Portfolio.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000[2]

Net asset value, beginning of period	$15.72	$ 14.32	$ 10.82	$12.50	$ 25.28	$ 16.05

Income from investment operations
Net investment loss	(0.06)	(0.12)[3]	(0.10)[3]	(0.10)[3]	(0.15)	(0.15)
Net realized and unrealized gains or losses on securities	1.86	1.52	3.60	(1.58)	(6.94)	10.25

Total from investment operations	1.80	1.40	3.50	(1.68)	(7.09)	10.10

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)	(0.87)

Net asset value, end of period	$17.52	$ 15.72	$ 14.32	$10.82	$ 12.50	$ 25.28

Total return	11.45%	9.78%	32.35%	(13.44%)	(33.49%)	65.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$654,213	$623,418	$497,489	$139,378	$116,217	$136,704
Ratios to average net assets
Expenses[4]	0.95%[5]	0.98%	1.07%	1.07%	1.09%	1.18%
Net investment loss	(0.71%)[5]	(0.73%)	(0.77%)	(0.70%)	(0.55%)	(0.65%)
Portfolio turnover rate	39%	87%	120%	89%	111%	137%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Effective at the close of business on October 18, 1999, Evergreen Growth Fund acquired the net assets of Mentor Growth Portfolio. Mentor Growth Portfolio was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to October 19, 1999 are those of Class I shares of Mentor Growth Portfolio.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 14.4%
Automobiles 0.5%
Monaco Coach Corp. (p)	313,800	$5,067,870

Hotels, Restaurants & Leisure 4.5%
Aztar Corp. * (p)	140,600	4,015,536
Gaylord Entertainment Co. (p)	137,736	5,564,534
Great Wolf Resorts, Inc.	200,000	4,990,000
P.F. Chang’s China Bistro, Inc. * (p)	106,100	6,344,780
Penn National Gaming, Inc. *	283,900	8,340,982
Rare Hospitality International, Inc. *	208,661	6,443,452
Shuffle Master, Inc. * (p)	256,573	7,430,354

		43,129,638

Leisure Equipment & Products 1.8%
Marvel Enterprises, Inc. * (p)	558,499	11,169,980
SCP Pool Corp.	197,707	6,298,945

		17,468,925

Media 1.4%
ADVO, Inc.	135,600	5,078,220
Radio One, Inc., Class D * (p)	535,008	7,891,368

		12,969,588

Multi-line Retail 0.5%
Conn’s, Inc. * (p)	273,100	5,134,280

Specialty Retail 4.6%
Aeropostale, Inc. * (p)	146,600	4,801,150
America’s Car-Mart, Inc. * (p)	165,445	5,800,502
Guitar Center, Inc. * (p)	75,600	4,145,148
Hibbett Sporting Goods, Inc. *	157,237	4,723,399
Monro Muffler Brake, Inc. * (p)	247,650	6,391,847
Stage Stores, Inc. *	213,272	8,187,512
Steiner Leisure, Ltd. *	145,400	4,753,126
West Marine, Inc. * (p)	255,900	5,440,434

		44,243,118

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	123,100	4,893,225
Warnaco Group, Inc. *	231,496	5,565,164

		10,458,389

CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
Central European Distribution Corp. (p)	166,500	5,542,785
Performance Food Group Co. * (p)	211,100	5,843,248
United Natural Foods, Inc. * (p)	298,700	8,551,781

		19,937,814

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 6.6%
Energy Equipment & Services 4.3%
Atwood Oceanics, Inc. *	39,300	$2,615,022
Core Laboratories N.V. *	151,700	3,894,139
Grey Wolf, Inc. * (p)	760,900	5,006,722
Oceaneering International, Inc. * (p)	177,750	6,665,625
Pioneer Drilling Co	215,300	2,964,681
Superior Energy Services, Inc. *	647,450	11,136,140
Unit Corp. *	216,150	9,763,495

		42,045,824

Oil & Gas 2.3%
Comstock Resources, Inc. *	282,550	8,120,487
InterOil Corp. * (p)	166,412	5,817,764
Ultra Petroleum Corp. *	156,350	7,942,580

		21,880,831

FINANCIALS 8.5%
Capital Markets 0.8%
Investors Financial Services Corp. (p)	151,400	7,404,974

Commercial Banks 2.8%
Boston Private Financial Holdings, Inc. (p)	227,600	5,405,500
East West Bancorp, Inc. (p)	293,560	10,838,235
Silicon Valley Bancshares * (p)	128,500	5,661,710
Southwest Bancorp of Texas, Inc.	307,000	5,633,450

		27,538,895

Consumer Finance 0.7%
Asta Funding, Inc. (p)	309,346	6,548,855

Insurance 3.3%
Argonaut Group, Inc. * (p)	327,500	6,949,550
HCC Insurance Holdings, Inc.	229,050	8,282,448
Hub International, Ltd.	310,500	5,992,650
Markel Corp. *	31,760	10,963,870

		32,188,518

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	492,700	8,572,980

HEALTH CARE 19.7%
Biotechnology 2.7%
DOV Pharmaceutical, Inc. * (p)	435,300	5,954,904
Martek Biosciences Corp. * (p)	98,600	5,737,534
Protein Design Labs, Inc. * (p)	310,000	4,956,900
Serologicals Corp. (p)	209,100	5,110,404
Telik, Inc. * (p)	264,900	3,994,692

		25,754,434

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 6.0%
American Medical Systems Holdings, Inc. *	486,100	$8,351,198
Animas Corp. * (p)	331,943	6,708,568
ArthroCare Corp. * (p)	176,500	5,030,250
Gen-Probe, Inc. *	165,300	7,365,768
Kensey Nash Corp. * (p)	57,427	1,555,123
Kyphon, Inc. * (p)	273,100	6,873,927
ResMed, Inc. * (p)	105,000	5,922,000
Respironics, Inc. * (p)	135,050	7,869,364
Wright Medical Group, Inc. *	338,000	8,112,000

		57,788,198

Health Care Providers & Services 6.5%
Advisory Board Co. * (p)	191,000	8,346,700
Centene Corp. *	217,400	6,519,826
LabOne, Inc. * (p)	183,750	6,335,700
Pediatrix Medical Group, Inc. * (p)	122,200	8,381,698
PSS World Medical, Inc. * (p)	475,400	5,405,298
Psychiatric Solutions, Inc. * (p)	181,649	8,355,854
Symbion, Inc. * (p)	271,200	5,795,544
United Surgical Partners International, Inc. * (p)	123,800	5,666,326
VCA Antech, Inc. * (p)	384,827	7,785,050

		62,591,996

Pharmaceuticals 4.5%
Andrx Corp. *	293,300	6,649,111
Connetics Corp. * (p)	350,800	8,871,732
Impax Laboratories, Inc. (p)	341,900	5,470,400
Medicis Pharmaceutical Corp., Class A	122,800	3,681,544
MGI Pharma, Inc. *	273,600	6,913,872
Noven Pharmaceuticals, Inc. * (p)	349,200	5,922,432
Salix Pharmaceuticals, Ltd. * (p)	387,800	6,394,822

		43,903,913

INDUSTRIALS 17.4%
Aerospace & Defense 2.8%
Applied Signal Technology, Inc. (p)	194,287	4,449,172
Argon ST, Inc. * (p)	230,074	7,592,442
Engineered Support Systems, Inc. (p)	184,600	9,879,792
Essex Corp.	279,000	4,556,070

		26,477,476

Air Freight & Logistics 2.0%
EGL, Inc. * (p)	200,345	4,567,866
Forward Air Corp. *	180,200	7,672,916
UTi Worldwide, Inc. (p)	107,100	7,438,095

		19,678,877

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.5%
Airtran Holdings, Inc. (p)	520,200	$4,707,810

Commercial Services & Supplies 4.4%
Corrections Corp. of America * (p)	247,800	9,565,080
DiamondCluster International, Inc., Class A *	525,050	8,453,305
Heidrick & Struggles International, Inc. * (p)	249,900	9,188,823
Kforce, Inc. * (p)	560,753	6,162,675
Stericycle, Inc. * (p)	196,100	8,667,620

		42,037,503

Electrical Equipment 0.4%
Acuity Brands, Inc. (p)	17,500	472,500
Power-One, Inc. * (p)	759,250	3,689,955

		4,162,455

Machinery 4.3%
A.S.V., Inc. * (p)	152,700	6,053,792
Briggs & Stratton Corp. (p)	216,500	7,882,765
IDEX Corp.	235,900	9,518,565
Oshkosh Truck Corp.	148,800	12,200,112
Wabash National Corp. * (p)	246,300	6,009,720

		41,664,954

Road & Rail 1.4%
Old Dominion Freight Line, Inc. *	276,200	8,603,630
Overnite Corp.	148,416	4,747,828

		13,351,458

Trading Companies & Distributors 1.6%
Hughes Supply, Inc.	313,900	9,338,525
Interline Brands, Inc. * (p)	318,109	6,079,063

		15,417,588

INFORMATION TECHNOLOGY 26.6%
Communications Equipment 3.4%
Avocent Corp. *	250,650	6,431,679
Packeteer, Inc. * (p)	488,000	7,510,320
Powerwave Technologies, Inc. * (p)	1,229,250	9,514,395
Tekelec * (p)	556,700	8,873,798

		32,330,192

Computers & Peripherals 1.1%
Stratasys, Inc. * (p)	198,348	5,619,199
Synaptics, Inc. * (p)	207,200	4,807,040

		10,426,239

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.0%
Aeroflex, Inc. * (p)	856,650	$7,992,545
Applied Films Corp. * (p)	177,000	4,092,240
BEI Technologies, Inc. (p)	73,200	1,754,604
Benchmark Electronics, Inc. *	240,675	7,660,685
FLIR Systems, Inc. *	233,000	7,059,900

		28,559,974

Internet Software & Services 4.0%
Blue Coat Systems, Inc. * (p)	282,650	6,642,275
Equinix, Inc. * (p)	256,435	10,857,458
Interwoven, Inc. * (p)	537,700	4,188,683
NIC, Inc. * (p)	994,000	4,741,380
S1 Corp. (p)	691,300	4,797,622
ValueClick, Inc. * (p)	729,400	7,738,934

		38,966,352

IT Services 3.7%
Cognizant Technology Solutions Corp., Class A *	120,000	5,544,000
eFunds Corp. *	221,350	4,940,532
Euronet Worldwide, Inc. * (p)	272,800	7,788,440
Global Payments, Inc. (p)	169,550	10,934,279
MPS Group, Inc. *	642,100	6,748,471

		35,955,722

Semiconductors & Semiconductor Equipment 6.9%
ATMI, Inc. * (p)	510,550	12,784,172
August Technology Corp. * (p)	776,000	9,094,720
Exar Corp. *	649,600	8,704,640
Genesis Microchip, Inc. * (p)	570,500	8,243,725
LTX Corp. * (p)	659,850	2,929,734
PDF Solutions, Inc.	191,000	2,674,000
Power Integrations, Inc. * (p)	247,500	5,170,275
Rudolph Technologies, Inc. * (p)	362,700	5,462,262
Semtech Corp. *	146,100	2,610,807
Trident Microsystems, Inc. * (p)	486,750	8,605,740

		66,280,075

Software 4.5%
Agile Software Corp. * (p)	1,260,150	9,173,892
ANSYS, Inc. *	28,100	961,301
Concur Technologies, Inc. * (p)	663,650	5,388,838
JAMDAT Mobile, Inc. * (p)	234,350	4,040,194
Kronos, Inc. * (p)	139,150	7,111,956
Moldflow Corp. *	566,950	9,065,530
RSA Security, Inc. * (p)	299,850	4,752,623
Sonic Solutions * (p)	218,000	3,280,900

		43,775,234

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.4%
Construction Materials 0.9%
Headwaters, Inc. * (p)	257,000	$8,434,740

Metals & Mining 0.5%
AMCOL International Corp.	254,500	4,774,420

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Alamosa Holdings, Inc. * (p)	662,000	7,725,540

Total Common Stocks (cost $759,685,750)		939,355,649

SHORT-TERM INVESTMENTS 28.2%
MUTUAL FUND SHARES 28.2%
Evergreen Institutional Money Market Fund ø	24,559,909	24,559,909
Evergreen Prime Cash Management Money Market Fund ø (pp)	247,015,842	247,015,842

Total Short-Term Investments (cost $271,575,751)		271,575,751

Total Investments (cost $1,031,261,501) 125.7%		1,210,931,400
Other Assets and Liabilities (25.7%)		(247,911,722)

Net Assets 100.0%		$963,019,678

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2005:
Information Technology	27.4%
Health Care	20.2%
Industrials	17.8%
Consumer Discretionary	14.7%
Financials	8.8%
Energy	6.8%
Consumer Staples	2.1%
Materials	1.4%
Telecommunication Services	0.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $759,685,750)
including $241,064,316 of securities loaned	$939,355,649
Investments in affiliate, at value (cost $271,575,751)	271,575,751
Receivable for securities sold	4,576,911
Receivable for Fund shares sold	600,277
Dividends receivable	200,862
Receivable for securities lending income	16,427
Prepaid expenses and other assets	31,199

Total assets	1,216,357,076

Liabilities
Payable for securities purchased	4,271,292
Payable for Fund shares redeemed	1,909,456
Payable for securities on loan	247,015,842
Advisory fee payable	18,455
Distribution Plan expenses payable	6,804
Due to other related parties	28,443
Accrued expenses and other liabilities	87,106

Total liabilities	253,337,398

Net assets	$963,019,678

Net assets represented by
Paid-in capital	$774,057,564
Undistributed net investment loss	(4,827,310)
Accumulated net realized gains on securities	14,119,525
Net unrealized gains on securities	179,669,899

Total net assets	$963,019,678

Net assets consists of
Class A	$86,091,094
Class B	21,424,821
Class C	201,290,307
Class I	654,213,456

Total net assets	$963,019,678

Shares outstanding
Class A	5,019,659
Class B	1,376,463
Class C	12,948,511
Class I	37,338,895

Net asset value per share
Class A	$17.15
Class A — Offering price (based on sales charge of 5.75%)	$18.20
Class B	$15.57
Class C	$15.55
Class I	$17.52

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $5,303)	$696,587
Income from affiliate	532,038

Total investment income	1,228,625

Expenses
Advisory fee	3,485,733
Distribution Plan expenses
Class A	132,523
Class B	109,661
Class C	1,053,918
Administrative services fee	497,206
Transfer agent fees	545,040
Trustees’ fees and expenses	6,705
Printing and postage expenses	24,779
Custodian and accounting fees	126,449
Registration and filing fees	43,433
Professional fees	11,071
Other	16,571

Total expenses	6,053,089
Less: Expense reductions	(5,429)
Expense reimbursements	(207)

Net expenses	6,047,453

Net investment loss	(4,818,828)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	84,567,717
Net change in unrealized gains or losses on securities	26,264,000

Net realized and unrealized gains or losses on securities	110,831,717

Net increase in net assets resulting from operations	$106,012,889

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment loss		$(4,818,828)		$(9,527,855)
Net realized gains on securities		84,567,717		74,560,371
Net change in unrealized gains
on securities		26,264,000		11,300,679

Net increase in net assets resulting
from operations		106,012,889		76,333,195

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	755,935	12,818,082	2,115,592	33,082,570
Class B	65,506	1,020,462	330,122	4,703,190
Class C	134,533	2,085,557	531,112	7,631,783
Class I	6,406,263	112,092,909	14,869,677	236,422,138

		128,017,010		281,839,681

Automatic conversion of Class B
shares to Class A shares
Class A	15,543	258,240	27,338	429,564
Class B	(17,093)	(258,240)	(29,930)	(429,564)

		0		0

Payment for shares redeemed
Class A	(1,094,657)	(18,520,295)	(1,530,004)	(23,822,676)
Class B	(162,681)	(2,504,494)	(290,824)	(4,120,181)
Class C	(1,600,283)	(24,731,210)	(3,211,166)	(45,796,627)
Class I	(8,717,296)	(154,037,867)	(9,965,022)	(159,293,288)

		(199,793,866)		(233,032,772)

Net increase (decrease) in net
assets resulting from capital
share transactions		(71,776,856)		48,806,909

Total increase in net assets		34,236,033		125,140,104
Net assets
Beginning of period		928,783,645		803,643,541

End of period	$ 963,019,678		$ 928,783,645

Undistributed net investment loss		$(4,827,310)		$(8,482)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC reimbursed expenses in the amount of $207.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $13,130 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $4,240 from the sale of Class A shares and $37,849 and $2,963 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $380,561,054 and $440,369,621, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $241,064,316 and $247,015,842, respectively. During the six months ended March 31, 2005, the Fund earned $181,668 in income from securities lending which is included in income from affiliate on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,035,786,237. The gross unrealized appreciation and depreciation on securities based on tax cost was $199,370,493 and $24,225,330, respectively, with a net unrealized appreciation of $175,145,163.

As of September 30, 2004, the Fund had $66,098,461 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2007	2008	2009	2010	2011

$23,880	$26,328,013	$111,919	$3,349,192	$36,285,457

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566379 rv2 5/2005

Evergreen Large Cap Equity Fund

Evergreen

LARGE CAP EQUITY FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Cap Equity Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clar ity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

William E. Zieff
Global Structured
Products Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

6-month return with sales charge	2.85%	3.76%	7.77%	N/A	N/A

6-month return w/o sales charge	9.15%	8.76%	8.77%	9.32%	9.09%

Average annual return*

1-year with sales charge	2.25%	2.70%	6.72%	N/A	N/A

1-year w/o sales charge	8.45%	7.70%	7.72%	8.80%	8.50%

5-year	-3.86%	-3.77%	-3.44%	-2.47%	-2.72%

10-year	8.84%	7.93%	9.01%	9.74%	9.49%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. The historical returns for Class IS prior to its inception reflect the same 0.25% 12b-1 fee in effect for Class A at that time.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,091.46	$ 5.74
Class B	$ 1,000.00	$ 1,087.64	$ 9.37
Class C	$ 1,000.00	$ 1,087.69	$ 9.37
Class I	$ 1,000.00	$ 1,093.22	$ 4.17
Class IS	$ 1,000.00	$ 1,090.86	$ 5.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.45	$ 5.54
Class B	$ 1,000.00	$ 1,015.96	$ 9.05
Class C	$ 1,000.00	$ 1,015.96	$ 9.05
Class I	$ 1,000.00	$ 1,020.94	$ 4.03
Class IS	$ 1,000.00	$ 1,019.70	$ 5.29

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.80% for Class C, 0.80% for Class I and 1.05% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$13.56	$ 11.93	$ 9.70	$12.23	$ 17.69	$ 20.06

Income from investment operations
Net investment income (loss)	0.10[1]	0.07	0.05[1]	0.07[1]	0.04[1]	(0.01)
Net realized and unrealized gains or losses
on securities and futures contracts	1.14	1.62	2.23	(2.53)	(4.81)	2.47

Total from investment operations	1.24	1.69	2.28	(2.46)	(4.77)	2.46

Distributions to shareholders from
Net investment income	(0.10)	(0.06)	(0.05)	(0.07)	(0.04)	0
Net realized gains	0	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.10)	(0.06)	(0.05)	(0.07)	(0.69)	(4.83)

Net asset value, end of period	$14.70	$ 13.56	$ 11.93	$9.70	$ 12.23	$ 17.69

Total return[2]	9.15%	14.16%	23.61%	(20.25%)	(27.82%)	12.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,962	$51,209	$40,373	$35,214	$15,410	$22,908
Ratios to average net assets
Expenses[3]	1.10%[4]	1.15%	1.12%	1.00%	0.96%	1.08%
Net investment income (loss)	1.32%[4]	0.47%	0.47%	0.60%	0.25%	(0.08%)
Portfolio turnover rate	17%	54%	49%	67%	54%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.01	$ 11.48	$ 9.36	$ 11.82	$ 17.21	$ 19.77

Income from investment operations
Net investment income (loss)	0.04[1]	(0.04)	(0.03)[1]	(0.01)[1]	(0.07)[1]	(0.13)
Net realized and unrealized gains or losses
on securities and futures contracts	1.10	1.57	2.15	(2.45)	(4.67)	2.40

Total from investment operations	1.14	1.53	2.12	(2.46)	(4.74)	2.27

Distributions to shareholders from
Net investment income	(0.06)	0[2]	0[2]	0	0	0
Net realized gains	0	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.06)	0	0	0	(0.65)	(4.83)

Net asset value, end of period	$ 14.09	$ 13.01	$ 11.48	$ 9.36	$ 11.82	$ 17.21

Total return[3]	8.76%	13.34%	22.68%	(20.81%)	(28.44%)	11.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,014	$11,177	$10,211	$11,221	$2,017	$2,704
Ratios to average net assets
Expenses[4]	1.80%[5]	1.85%	1.85%	1.76%	1.73%	1.84%
Net investment income (loss)	0.62%[5]	(0.24%)	(0.25%)	(0.13%)	(0.47%)	(0.84%)
Portfolio turnover rate	17%	54%	49%	67%	54%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$13.24	$11.69	$ 9.53	$12.03	$17.50	$20.02

Income from investment operations
Net investment income (loss)	0.04	(0.03)[1]	(0.02)[1]	(0.01)[1]	(0.08)[1]	(0.12)
Net realized and unrealized gains or losses
on securities and futures contracts	1.12	1.58	2.18	(2.49)	(4.74)	2.43

Total from investment operations	1.16	1.55	2.16	(2.50)	(4.82)	2.31

Distributions to shareholders from
Net investment income	(0.06)	0[2]	0	0	0	0
Net realized gains	0	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.06)	0	0	0	(0.65)	(4.83)

Net asset value, end of period	$14.34	$13.24	$11.69	$ 9.53	$12.03	$17.50

Total return[3]	8.77%	13.27%	22.67%	(20.78%)	(28.42%)	11.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,545	$2,518	$ 460	$ 504	$ 88	$ 409
Ratios to average net assets
Expenses[4]	1.80%[5]	1.84%	1.85%	1.75%	1.72%	1.84%
Net investment income (loss)	0.63%[5]	(0.24%)	(0.21%)	(0.11%)	(0.54%)	(0.82%)
Portfolio turnover rate	17%	54%	49%	67%	54%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.61	$ 11.99	$ 9.74	$12.28	$ 17.78	$ 20.11

Income from investment operations
Net investment income	0.12	0.10	0.08[2]	0.10[2]	0.08[2]	0.03
Net realized and unrealized gains or losses
on securities and futures contracts	1.15	1.62	2.25	(2.54)	(4.85)	2.48

Total from investment operations	1.27	1.72	2.33	(2.44)	(4.77)	2.51

Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.08)	(0.10)	(0.08)	(0.01)
Net realized gains	0	0	0	0	(0.65)	(4.83)

Total distributions to shareholders	(0.12)	(0.10)	(0.08)	(0.10)	(0.73)	(4.84)

Net asset value, end of period	$ 14.76	$ 13.61	$ 11.99	$ 9.74	$ 12.28	$ 17.78

Total return	9.32%	14.40%	24.04%	(20.05%)	(27.72%)	12.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,451,673	$1,455,039	$528,160	$805,341	$843,929	$1,062,608
Ratios to average net assets
Expenses[3]	0.80%[4]	0.84%	0.85%	0.74%	0.73%	0.81%
Net investment income	1.62%[4]	0.76%	0.76%	0.83%	0.52%	0.24%
Portfolio turnover rate	17%	54%	49%	67%	54%	67%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS IS	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$13.57	$ 11.93	$ 9.70	$12.23	$17.69	$19.83

Income from investment operations
Net investment income	0.10	0.07	0.05[2]	0.07[2]	0.04[2]	0.01
Net realized and unrealized gains or losses
on securities and futures contracts	1.13	1.63	2.24	(2.53)	(4.81)	0.34

Total from investment operations	1.23	1.70	2.29	(2.46)	(4.77)	0.35

Distributions to shareholders from
Net investment income	(0.10)	(0.06)	(0.06)	(0.07)	(0.04)	0
Net realized gains	0	0	0	0	(0.65)	(2.49)

Total distributions to shareholders	(0.10)	(0.06)	(0.06)	(0.07)	(0.69)	(2.49)

Net asset value, end of period	$14.70	$ 13.57	$11.93	$ 9.70	$12.23	$17.69

Total return	9.09%	14.23%	23.64%	(20.25%)	(27.85%)	1.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$77,672	$80,111	$ 915	$ 771	$ 967	$1,435
Ratios to average net assets
Expenses[3]	1.05%[4]	1.08%	1.10%	0.99%	0.98%	1.00%[4]
Net investment income	1.37%[4]	0.51%	0.49%	0.58%	0.27%	0.21%[4]
Portfolio turnover rate	17%	54%	49%	67%	54%	67%

1 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 11.0%
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	166,161	$8,608,801
Darden Restaurants, Inc.	345,673	10,605,248
Yum! Brands, Inc.	193,853	10,043,524

		29,257,573

Household Durables 0.6%
Fortune Brands, Inc.	124,741	10,057,867

Media 3.6%
McGraw-Hill Companies, Inc.	102,169	8,914,245
News Corp., Class A	423,608	7,167,448
Omnicom Group, Inc.	4,308	381,344
Time Warner, Inc. *	1,272,810	22,337,816
Walt Disney Co.	677,305	19,458,973

		58,259,826

Multi-line Retail 1.7%
J.C. Penney Co., Inc.	258,890	13,441,569
Nordstrom, Inc.	232,992	12,903,097

		26,344,666

Specialty Retail 2.3%
Best Buy Co., Inc.	186,946	10,096,954
Home Depot, Inc.	378,868	14,487,912
Michaels Stores, Inc.	334,428	12,139,736

		36,724,602

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	112,488	6,370,195
VF Corp.	151,150	8,939,011

		15,309,206

CONSUMER STAPLES 10.5%
Beverages 1.5%
Coca-Cola Co.	216,488	9,021,055
Pepsi Bottling Group, Inc.	395,118	11,004,036
PepsiCo, Inc.	67,357	3,571,942

		23,597,033

Food & Staples Retailing 3.3%
Costco Wholesale Corp.	223,651	9,880,901
CVS Corp.	103,503	5,446,328
Kroger Co. *	361,008	5,786,958
SUPERVALU, Inc.	222,167	7,409,270
Wal-Mart Stores, Inc.	484,017	24,254,092

		52,777,549

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.8%
Archer-Daniels-Midland Co.	751,782	$18,478,802
Smithfield Foods, Inc. *	132,966	4,195,077
Tyson Foods, Inc., Class A (p)	376,977	6,287,976

		28,961,855

Household Products 1.8%
Procter & Gamble Co.	550,662	29,185,086

Personal Products 0.6%
Avon Products, Inc.	218,553	9,384,666

Tobacco 1.5%
Altria Group, Inc.	355,022	23,214,888

ENERGY 8.7%
Energy Equipment & Services 0.4%
Rowan Companies, Inc. (p)	203,110	6,079,082

Oil & Gas 8.3%
Anadarko Petroleum Corp.	164,216	12,496,838
Apache Corp.	161,599	9,894,707
ChevronTexaco Corp.	280,240	16,340,794
ConocoPhillips	205,376	22,147,748
Exxon Mobil Corp.	718,942	42,848,943
Marathon Oil Corp.	194,235	9,113,506
Valero Energy Corp.	267,682	19,613,060

		132,455,596

FINANCIALS 19.2%
Capital Markets 3.3%
Bear Stearns Companies, Inc.	89,850	8,976,015
Goldman Sachs Group, Inc.	142,599	15,684,464
Lehman Brothers Holdings, Inc.	128,548	12,104,080
Merrill Lynch & Co., Inc.	136,666	7,735,296
Morgan Stanley	130,582	7,475,819

		51,975,674

Commercial Banks 4.3%
Bank of America Corp.	826,882	36,465,496
National City Corp.	253,196	8,482,066
SunTrust Banks, Inc.	93,209	6,717,572
U.S. Bancorp	615,479	17,738,105

		69,403,239

Consumer Finance 0.6%
Capital One Financial Corp.	130,096	9,727,278

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.0%
CIT Group, Inc.	212,184	$8,062,992
Citigroup, Inc.	903,870	40,619,918
JPMorgan Chase & Co.	417,652	14,450,759

		63,133,669

Insurance 4.3%
ACE, Ltd.	136,313	5,625,638
Allstate Corp.	259,332	14,019,488
American International Group, Inc.	282,680	15,663,299
Chubb Corp.	125,912	9,981,044
Loews Corp.	127,378	9,367,378
MetLife, Inc.	359,172	14,043,625

		68,700,472

Real Estate 0.3%
Equity Office Properties Trust REIT	185,705	5,595,292

Thrifts & Mortgage Finance 2.4%
Countrywide Financial Corp.	334,737	10,865,563
Fannie Mae	136,448	7,429,594
Golden West Financial Corp.	187,632	11,351,736
MGIC Investment Corp.	56,154	3,463,017
PMI Group, Inc.	154,591	5,876,004

		38,985,914

HEALTH CARE 12.9%
Biotechnology 1.4%
Amgen, Inc. *	175,443	10,212,537
Genzyme Corp. *	167,476	9,586,326
Millennium Pharmaceuticals, Inc. *	363,886	3,063,920

		22,862,783

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	145,554	10,669,108
Becton, Dickinson & Co.	169,782	9,918,665
C.R. Bard, Inc.	106,322	7,238,402
Fisher Scientific International, Inc. *	114,085	6,493,718

		34,319,893

Health Care Providers & Services 3.0%
Aetna, Inc.	188,332	14,115,483
CIGNA Corp.	54,853	4,898,373
McKesson Corp.	213,793	8,070,686
Medco Health Solutions, Inc. *	203,748	10,099,788
WellPoint, Inc. *	83,496	10,466,224

		47,650,554

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	339,271	$8,637,840
Forest Laboratories, Inc. *	137,292	5,072,939
Johnson & Johnson	657,489	44,156,961
Merck & Co., Inc.	133,058	4,307,088
Pfizer, Inc.	981,109	25,773,733
Wyeth	303,204	12,789,145

		100,737,706

INDUSTRIALS 12.3%
Aerospace & Defense 1.8%
General Dynamics Corp.	73,846	7,905,214
Goodrich Corp.	166,566	6,377,812
L-3 Communications Holdings, Inc.	89,738	6,373,193
Northrop Grumman Corp.	149,827	8,087,662

		28,743,881

Air Freight & Logistics 1.5%
FedEx Corp.	155,336	14,593,817
Ryder System, Inc.	209,819	8,749,453

		23,343,270

Building Products 0.7%
Masco Corp.	296,817	10,290,645

Commercial Services & Supplies 0.8%
Cendant Corp.	647,062	13,290,653

Industrial Conglomerates 3.0%
General Electric Co.	1,065,020	38,404,621
Tyco International, Ltd.	274,980	9,294,324

		47,698,945

Machinery 3.8%
Caterpillar, Inc	173,315	15,847,924
Cummins, Inc. (p)	51,919	3,652,502
Eaton Corp	148,086	9,684,824
Ingersoll-Rand Co., Ltd., Class A	157,774	12,566,699
Paccar, Inc	168,686	12,211,180
Parker Hannifin Corp	117,485	7,157,186

		61,120,315

Road & Rail 0.7%
Burlington Northern Santa Fe Corp	209,993	11,324,922

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 1.9%
Cisco Systems, Inc. *	901,851	$16,134,114
Motorola, Inc.	559,231	8,371,688
QUALCOMM, Inc.	168,760	6,185,054

		30,690,856

Computers & Peripherals 4.2%
Dell, Inc. *	413,146	15,873,069
EMC Corp. *	98,712	1,216,132
Hewlett-Packard Co.	652,830	14,323,090
International Business Machines Corp.	284,698	26,015,703
Lexmark International, Inc., Class A *	35,334	2,825,660
NCR Corp. *	69,166	2,333,661
SanDisk Corp. *	150,958	4,196,633

		66,783,948

Electronic Equipment & Instruments 0.3%
Jabil Circuit, Inc. *	127,296	3,630,482
Solectron Corp. *	490,019	1,700,366

		5,330,848

Internet Software & Services 0.1%
Yahoo!, Inc. *	74,233	2,516,499

IT Services 1.3%
Accenture, Ltd., Class A *	181,325	4,378,999
Affiliated Computer Services, Inc., Class A *	104,558	5,566,668
Computer Sciences Corp. *	111,193	5,098,199
Fiserv, Inc. *	130,622	5,198,755

		20,242,621

Office Electronics 0.3%
Xerox Corp. *	302,926	4,589,329

Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc. *	204,325	3,320,281
Intel Corp.	1,111,338	25,816,382
LSI Logic Corp. * (p)	503,931	2,816,974
National Semiconductor Corp.	89,008	1,834,455
Texas Instruments, Inc.	391,395	9,976,659

		43,764,751

Software 4.3%
Adobe Systems, Inc.	118,297	7,946,009
Electronic Arts, Inc. *	79,939	4,139,241
Microsoft Corp.	1,563,853	37,798,327
Oracle Corp. *	1,027,294	12,820,629
Symantec Corp. *	256,735	5,476,158

		68,180,364

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 3.5%
Chemicals 1.4%
Dow Chemical Co.	276,557	$13,786,367
PPG Industries, Inc.	109,145	7,806,050

		21,592,417

Containers & Packaging 0.6%
Ball Corp.	228,146	9,463,496

Metals & Mining 0.8%
Nucor Corp. (p)	230,051	13,241,735

Paper & Forest Products 0.7%
Georgia-Pacific Corp.	330,904	11,743,783

TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 3.0%
AT&T Corp.	117,756	2,207,925
BellSouth Corp.	202,430	5,321,885
CenturyTel, Inc.	183,010	6,010,048
SBC Communications, Inc.	244,754	5,798,222
Sprint Corp.	353,750	8,047,813
Verizon Communications, Inc.	586,598	20,824,229

		48,210,122

UTILITIES 3.4%
Electric Utilities 2.4%
American Electric Power Co., Inc.	193,867	6,603,110
CenterPoint Energy, Inc. (p)	868,802	10,451,688
Edison International	283,839	9,854,890
TXU Corp.	144,392	11,497,935

		38,407,623

Multi-Utilities & Unregulated Power 1.0%
Duke Energy Corp. (p)	244,158	6,838,866
Sempra Energy	217,469	8,663,965

		15,502,831

Total Common Stocks (cost $1,107,787,353)		1,590,775,823

SHORT-TERM INVESTMENTS 2.8%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
2.39%, 04/28/2005 ƒ †	500,000	499,115
2.58%, 05/12/2005 ƒ †	1,000,000	997,187

		1,496,302

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund ø	5,545,419	$5,545,419
Navigator Prime Portfolio (p)(p)	38,032,683	38,032,683

		43,578,102

Total Short-Term Investments (cost $45,074,404)		45,074,404

Total Investments (cost $1,152,861,757) 102.4%		1,635,850,227
Other Assets and Liabilities (2.4%)		(38,984,265)

Net Assets 100.0%		$1,596,865,962

*       Non-income producing security

(p)    All or a portion of this security is on loan.

ƒ      All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.

†      Rate shown represents the yield to maturity at date of purchase.

ø      Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of March 31, 2005:

Financials	19.3%
Information Technology	15.2%
Health Care	12.9%
Industrials	12.3%
Consumer Discretionary	11.1%
Consumer Staples	10.5%
Energy	8.7%
Materials	3.5%
Utilities	3.4%
Telecommunication Services	3.1%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,152,861,757)
including $34,129,472 of securities loaned	$1,635,850,227
Receivable for Fund shares sold	539,348
Dividends receivable	1,891,887
Receivable for securities lending income	2,389
Prepaid expenses and other assets	33,931

Total assets	1,638,317,782

Liabilities
Dividends payable	893,145
Payable for Fund shares redeemed	2,152,899
Payable for securities on loan	38,032,683
Payable for daily variation margin on open futures contracts	8,625
Advisory fee payable	27,281
Distribution Plan expenses payable	1,328
Due to other related parties	4,539
Accrued expenses and other liabilities	331,320

Total liabilities	41,451,820

Net assets	$1,596,865,962

Net assets represented by
Paid-in capital	$1,333,602,078
Overdistributed net investment income	(259,935)
Accumulated net realized losses on securities and futures contracts	(219,338,740)
Net unrealized gains on securities and futures contracts	482,862,559

Total net assets	$1,596,865,962

Net assets consists of
Class A	$54,962,120
Class B	10,013,917
Class C	2,544,615
Class I	1,451,673,290
Class IS	77,672,020

Total net assets	$1,596,865,962

Shares outstanding
Class A	3,739,125
Class B	710,867
Class C	177,476
Class I	98,373,489
Class IS	5,282,679

Net asset value per share
Class A	$14.70
Class A—Offering price (based on sales charge of 5.75%)	$15.60
Class B	$14.09
Class C	$14.34
Class I	$14.76
Class IS	$14.70

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends	$19,619,157

Expenses
Advisory fee	5,284,915
Distribution Plan expenses
Class A	82,290
Class B	54,161
Class C	12,827
Class IS	101,473
Administrative services fee	809,160
Transfer agent fees	251,932
Trustees’ fees and expenses	11,717
Printing and postage expenses	35,291
Custodian and accounting fees	190,329
Registration and filing fees	29,563
Professional fees	18,674
Interest expense	2,412
Other	96,089

Total expenses	6,980,833
Less: Expense reductions	(5,885)
Fee waivers and expense reimbursements	(243,705)

Net expenses	6,731,243

Net investment income	12,887,914

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on:
Securities	54,304,706
Futures contracts	1,066,449

Net realized gains on securities and futures contracts	55,371,155
Net change in unrealized gains or losses on securities and futures contracts	75,611,278

Net realized and unrealized gains or losses on securities and futures contracts	130,982,433

Net increase in net assets resulting from operations	$143,870,347

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment income		$12,887,914		$11,439,588
Net realized gains on securities
and futures contracts		55,371,155		199,822,865
Net change in unrealized gains or
losses on securities and
futures contracts		75,611,278		(41,948,456)

Net increase in net assets
resulting from operations		143,870,347		169,313,997

Distributions to
shareholders from
Net investment income
Class A		(377,733)		(216,657)
Class B		(46,934)		(1,636)
Class C		(11,125)		(288)
Class I		(11,911,284)		(10,958,480)
Class IS		(572,253)		(383,210)

Total distributions to shareholders		(12,919,329)		(11,560,271)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	790,338	11,381,821	1,514,500	20,294,321
Class B	63,537	885,711	100,616	1,292,326
Class C	13,034	183,303	47,386	622,093
Class I	6,592,662	96,936,222	8,113,548	108,542,969
Class IS	22,807	330,207	103,095	1,376,467

		109,717,264		132,128,176

Net asset value of shares issued in
reinvestment of distributions
Class A	23,411	339,958	14,641	195,870
Class B	2,989	41,549	116	1,500
Class C	693	9,796	18	241
Class I	129,981	1,895,650	128,551	1,724,131
Class IS	32,568	473,030	23,457	315,559

		2,759,983		2,237,301

Automatic conversion of Class B
shares to Class A shares
Class A	69,024	999,354	284,710	3,788,174
Class B	(71,984)	(999,354)	(296,543)	(3,788,174)

		0		0

Payment for shares redeemed
Class A	(919,118)	(13,302,367)	(1,629,225)	(21,823,724)
Class B	(142,642)	(1,973,298)	(307,628)	(3,930,653)
Class C	(26,366)	(370,249)	(79,653)	(1,044,964)
Class I	(15,236,658)	(221,104,657)	(38,536,219)	(519,410,280)
Class IS	(677,740)	(9,863,932)	(2,098,458)	(28,164,714)

		(246,614,503)		(574,374,335)

Net asset value of shares
issued in acquisition
Class A	0	0	207,685	2,647,485
Class B	0	0	473,118	5,799,909
Class C	0	0	183,004	2,283,228
Class I	0	0	93,116,546	1,191,947,205
Class IS	0	0	7,800,217	99,509,700

		0		1,302,187,527

$

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	March 31, 2005	Year Ended
	(unaudited)	September 30, 2004

Capital share transactions
(continued)
Net increase (decrease) in net assets
resulting from capital share
transactions	$(134,137,256)	$862,178,669

Total increase (decrease) in net assets	(3,186,238)	1,019,932,395
Net assets
Beginning of period	1,600,052,200	580,119,805

End of period	$1,596,865,962	$1,600,052,200

Overdistributed net investment income	$(259,935)	$(228,520)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC waived its fee in the amount of $243,392 and reimbursed expenses in the amount of $313 which combined represents 0.03% and of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.03% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $15,537 from the sale of Class B shares.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Core Equity Fund in a tax-free exchange for Class A, Class B, Class C, Class I and Class IS shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shares of Evergreen Core Equity Fund at an exchange ratio of 4.54, 4.72, 4.64, 4.52 and 4.20 for Class A, Class B, Class C, Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $306,963,595. The aggregate net assets of the Fund and Evergreen Core Equity Fund immediately prior to the acquisition were $599,467,930 and $1,302,187,527, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,901,655,457.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $279,840,382 and $399,270,793, respectively, for the six months ended March 31, 2005.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At March 31, 2005, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	March 31, 2005	Loss

June 2005	23 S&P 500 Index	$6,933,336	$6,807,425	$125,911

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $34,129,472 and $38,032,683, respectively. During the six months ended March 31, 2005, the Fund earned $9,980 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,155,562,273. The gross unrealized appreciation and depreciation on securities based on tax cost was $497,951,779 and $17,663,825, respectively, with a net unrealized appreciation of $480,287,954.

As of September 30, 2004, the Fund had $272,281,720 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$12,175,701	$75,281,960	$65,124,485	$119,699,574

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2005, the Fund had average borrowings outstanding of $91,350 on an annualized basis at an average rate of 2.64% and paid interest of $2,412.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On April 29, 2005, the Fund declared distributions from net investment income to shareholders of record on April 28, 2005. The per share amounts payable on May 2, 2005 were as follows:

Net
Investment
Income

Class A	$ 0.0030
Class I	0.0055
Class IS	0.0026

These distributions are not reflected in the accompanying financial statements.

13. SUBSEQUENT EVENT

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Masters Fund in a tax-free exchange for shares of the Fund. Shareholders of Class A, Class B, Class C and Class I shares of Evergreen Masters Fund received corresponding shares of the Fund.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Other directorships: None
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

569843 rv1 5/2005

Evergreen Large Company Growth Fund

Evergreen

LARGE COMPANY GROWTH FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Large Company Growth Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA

Large Cap Core Growth Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	-2.37%	-1.79%	2.21%	N/A

6-month return w/o sales charge	3.52%	3.21%	3.21%	3.87%

Average annual return*

1-year with sales charge	-8.05%	-7.86%	-3.98%	N/A

1-year w/o sales charge	-2.37%	-3.02%	-3.02%	-1.91%

5-year	-11.26%	-11.12%	-10.87%	-9.95%

10-year	7.16%	7.23%	7.23%	7.86%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,035.23	$ 5.84
Class B	$ 1,000.00	$ 1,032.09	$ 9.37
Class C	$ 1,000.00	$ 1,032.09	$ 9.37
Class I	$ 1,000.00	$ 1,038.72	$ 4.32
Hypothetical
(5% return before
expenses)
Class A	$ 1,000.00	$ 1,019.20	$ 5.79
Class B	$ 1,000.00	$ 1,015.71	$ 9.30
Class C	$ 1,000.00	$ 1,015.71	$ 9.30
Class I	$ 1,000.00	$ 1,020.69	$ 4.28

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.85% for Class B, 1.85% for Class C and 0.85% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.96	$5.52	$ 4.68	$ 5.60	$12.64	$11.03

Income from investment operations
Net investment income (loss)	0.02[1]	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.01)	(0.05)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.19	0.46	0.86	(0.90)	(4.40)	3.46

Total from investment operations	0.21	0.44	0.84	(0.92)	(4.41)	3.41

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$6.17	$5.96	$ 5.52	$4.68	$ 5.60	$12.64

Total return[2]	3.52%	7.97%	17.95%	(16.43%)	(41.80%)	33.16%

Ratios and supplemental data
Net assets, end of period (millions)	$ 376	$ 400	$ 413	$392	$ 534	$1,090
Ratios to average net assets
Expenses[3]	1.15%[4]	1.18%	1.20%	1.12%	1.01%	0.95%
Net investment income (loss)	0.59%[4]	(0.36%)	(0.35%)	(0.32%)	(0.15%)	(0.34%)
Portfolio turnover rate	71%	106%	206%	163%	184%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.61	$5.23	$ 4.47	$ 5.38	$12.34	$10.89

Income from investment operations
Net investment loss	0[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.02)	(0.21)
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.18	0.44	0.81	(0.85)	(4.31)	3.46

Total from investment operations	0.18	0.38	0.76	(0.91)	(4.33)	3.25

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$5.79	$5.61	$ 5.23	$4.47	$ 5.38	$12.34

Total return[2]	3.21%	7.27%	17.00%	(16.91%)	(42.28%)	31.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 24	$ 27	$ 27	$24	$ 43	$ 86
Ratios to average net assets
Expenses[3]	1.85%[4]	1.88%	1.92%	1.86%	1.76%	1.71%
Net investment loss	(0.10%)[4]	(1.07%)	(1.07%)	(1.07%)	(0.90%)	(1.09%)
Portfolio turnover rate	71%	106%	206%	163%	184%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.61	$ 5.24	$ 4.47	$5.39	$12.35	$10.89

Income from investment operations
Net investment loss	0[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.03)	(0.04)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.18	0.43	0.82	(0.86)	(4.30)	3.30

Total from investment operations	0.18	0.37	0.77	(0.92)	(4.33)	3.26

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$5.79	$ 5.61	$ 5.24	$4.47	$ 5.39	$12.35

Total return[2]	3.21%	7.06%	17.23%	(17.07%)	(42.22%)	32.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,548	$8,778	$8,059	$5,491	$5,690	$7,176
Ratios to average net assets
Expenses[3]	1.85%[4]	1.88%	1.92%	1.87%	1.76%	1.71%
Net investment loss	(0.11%)[4]	(1.06%)	(1.08%)	(1.06%)	(0.88%)	(1.11%)
Portfolio turnover rate	71%	106%	206%	163%	184%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$5.94	$ 5.49	$ 4.64	$5.54	$12.51	$10.92

Income from investment operations
Net investment income (loss)	0.03[2]	0[2]	(0.01)[2]	0[2]	0	(0.01)
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.20	0.45	0.86	(0.90)	(4.34)	3.40

Total from investment operations	0.23	0.45	0.85	(0.90)	(4.34)	3.39

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)	(1.80)

Net asset value, end of period	$6.17	$ 5.94	$ 5.49	$4.64	$ 5.54	$12.51

Total return	3.87%	8.20%	18.32%	(16.25%)	(41.65%)	33.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,985	$15,323	$9,793	$2,166	$1,604	$2,602
Ratios to average net assets
Expenses[3]	0.85%[4]	0.88%	0.92%	0.88%	0.76%	0.71%
Net investment income (loss)	0.89%[4]	(0.05%)	(0.13%)	(0.05%)	0.11%	(0.14%)
Portfolio turnover rate	71%	106%	206%	163%	184%	147%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

2.8%
	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 18.1%
Hotels, Restaurants & Leisure 3.8%
International Game Technology	148,000	$3,945,680
Starwood Hotels & Resorts Worldwide, Inc., Class B	110,000	6,603,300
Wynn Resorts, Ltd. *(p)	80,000	5,419,200

		15,968,180

Internet & Catalog Retail 1.2%
eBay, Inc. *	143,000	5,328,180

Media 2.3%
Comcast Corp., Class A *	125,000	4,222,500
Omnicom Group, Inc.	62,500	5,532,500

		9,755,000

Multi-line Retail
J.C. Penney Co., Inc.	155,000	8,047,600
Target Corp.	75,000	3,751,500

		11,799,100

Specialty Retail 3.4%
Best Buy Co., Inc.	85,500	4,617,855
Chico’s FAS, Inc. *	245,000	6,923,700
Lowe’s Companies, Inc.	50,000	2,854,500

		14,396,055

Textiles, Apparel & Luxury Goods 4.6%
Coach, Inc. *	191,000	10,816,330
Nike, Inc., Class B	52,500	4,373,775
Quiksilver, Inc. *(p)	143,000	4,151,290

		19,341,395

CONSUMER STAPLES 8.4%
Beverages 2.9%
Diageo plc, ADR (p)	115,000	6,543,500
PepsiCo, Inc.	111,000	5,886,330

		12,429,830

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	62,000	3,106,820
Walgreen Co.	90,000	3,997,800

		7,104,620

Food Products 1.2%
General Mills, Inc.	105,000	5,160,750

Household Products 2.6%
Colgate-Palmolive Co.	125,000	6,521,250
Procter & Gamble Co.	85,000	4,505,000

		11,026,250

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 8.4%
Energy Equipment & Services 1.8%
Halliburton Co.	55,000	$2,378,750
Schlumberger, Ltd.	72,000	5,074,560

		7,453,310

Oil & Gas 6.6%
Anadarko Petroleum Corp.	33,000	2,511,300
Apache Corp.	98,110	6,007,275
Devon Energy Corp.	89,000	4,249,750
Exxon Mobil Corp.	70,000	4,172,000
Unocal Corp.	55,000	3,392,950
XTO Energy, Inc. (p)	232,133	7,623,259

		27,956,534

FINANCIALS 2.9%
Capital Markets 1.0%
Goldman Sachs Group, Inc.	38,000	4,179,620

Consumer Finance 0.9%
American Express Co.	80,000	4,109,600

Insurance 1.0%
American International Group, Inc.	75,000	4,155,750

HEALTH CARE 19.5%
Biotechnology 0.7%
Genentech, Inc. *	50,000	2,830,500

Health Care Equipment & Supplies 5.8%
Alcon, Inc.	35,000	3,125,150
Baxter International, Inc.	130,000	4,417,400
Medtronic, Inc.	109,300	5,568,835
St. Jude Medical, Inc. *	86,000	3,096,000
Stryker Corp.	90,000	4,014,900
Zimmer Holdings, Inc. *	55,000	4,279,550

		24,501,835

Health Care Providers & Services 6.1%
Aetna, Inc.	147,000	11,017,650
Caremark Rx, Inc. *	210,000	8,353,800
UnitedHealth Group, Inc.	70,000	6,676,600

		26,048,050

Pharmaceuticals 6.9%
Abbott Laboratories	145,000	6,759,900
Eli Lilly & Co.	50,000	2,605,000
Johnson & Johnson	160,000	10,745,600
Novartis AG, ADR (p)	50,000	2,339,000
Pfizer, Inc.	255,300	6,706,731

		29,156,231

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.6%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	95,000	$5,800,700

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	55,000	4,000,700

Electrical Equipment 2.4%
Cooper Industries, Ltd., Class A	145,000	10,370,400

Industrial Conglomerates 5.9%
3M Co.	75,000	6,426,750
General Electric Co.	396,300	14,290,578
Tyco International, Ltd.	123,000	4,157,400

		24,874,728

INFORMATION TECHNOLOGY 23.0%
Communications Equipment 3.5%
Corning, Inc. *	395,000	4,396,350
Motorola, Inc.	280,000	4,191,600
QUALCOMM, Inc.	165,000	6,047,250

		14,635,200

Computers & Peripherals 3.9%
Apple Computer, Inc. *	110,000	4,583,700
Dell, Inc. *	110,000	4,226,200
Hewlett-Packard Co.	220,000	4,826,800
Network Appliance, Inc. *	110,000	3,042,600

		16,679,300

Electronic Equipment & Instruments 0.4%
Flextronics International, Ltd. *	150,000	1,806,000

Internet Software & Services 3.3%
Google, Inc., Class A *	24,000	4,332,240
VeriSign, Inc. *(p)	170,000	4,879,000
Yahoo!, Inc. *	141,000	4,779,900

		13,991,140

IT Services 4.8%
Accenture, Ltd., Class A *	170,000	4,105,500
Affiliated Computer Services, Inc., Class A *(p)	150,000	7,986,000
Cognizant Technology Solutions Corp., Class A *	180,000	8,316,000

		20,407,500

Semiconductors & Semiconductor Equipment 3.0%
Altera Corp. *	300,000	5,934,000
Intel Corp.	197,000	4,576,310
Marvell Technology Group, Ltd. *	60,000	2,300,400

		12,810,710

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
Cadence Design Systems, Inc. *	305,000	$4,559,750
Microsoft Corp.	350,700	8,476,419
Oracle Corp. *	332,500	4,149,600

		17,185,769

MATERIALS 6.2%
Chemicals 4.3%
Air Products & Chemicals, Inc.	119,900	7,588,471
Dow Chemical Co.	40,000	1,994,000
Lyondell Chemical Co.	70,000	1,954,400
PPG Industries, Inc.	92,000	6,579,840

		18,116,711

Metals & Mining 1.9%
Nucor Corp. (p)	45,000	2,590,200
Peabody Energy Corp.	120,000	5,563,200

		8,153,400

Total Common Stocks (cost $366,354,055)		411,533,048

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional U.S. Government Money Market Fund ø	13,501,669	13,501,669
Navigator Prime Portfolio (p)(p)	16,781,078	16,781,078

Total Short-Term Investments (cost $30,282,747)		30,282,747

Total Investments (cost $396,636,802) 104.3%		441,815,795
Other Assets and Liabilities (4.3%)		(18,187,260)

Net Assets 100.0%		$423,628,535

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2005:

Information Technology	23.7%
Health Care	20.1%
Consumer Discretionary	18.6%
Industrials	10.9%
Consumer Staples	8.7%
Energy	8.6%
Materials	6.4%
Financials	3.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $396,636,802)
including $16,384,781 of securities loaned	$441,815,795
Foreign currency, at value (cost $15)	15
Receivable for Fund shares sold	62,378
Dividends receivable	472,226
Receivable for securities lending income	954
Prepaid expenses and other assets	88,467

Total assets	442,439,835

Liabilities
Payable for securities purchased	1,450,450
Payable for Fund shares redeemed	479,932
Payable for securities on loan	16,781,078
Advisory fee payable	5,923
Distribution Plan expenses payable	3,987
Due to other related parties	3,008
Accrued expenses and other liabilities	86,922

Total liabilities	18,811,300

Net assets	$423,628,535

Net assets represented by
Paid-in capital	$544,969,359
Undistributed net investment income	1,189,047
Accumulated net realized losses on securities and foreign currency related transactions	(167,708,864)
Net unrealized gains on securities	45,178,993

Total net assets	$423,628,535

Net assets consists of
Class A	$375,934,684
Class B	24,160,890
Class C	8,547,865
Class I	14,985,096

Total net assets	$423,628,535

Shares outstanding
Class A	60,922,022
Class B	4,173,997
Class C	1,477,005
Class I	2,430,492

Net asset value per share
Class A	$6.17
Class A — Offering price (based on sales charge of 5.75%)	$6.55
Class B	$5.79
Class C	$5.79
Class I	$6.17

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,132)	$3,922,436

Expenses
Advisory fee	1,148,254
Distribution Plan expenses
Class A	598,145
Class B	132,256
Class C	44,054
Administrative services fee	224,556
Transfer agent fees	405,561
Trustees’ fees and expenses	6,112
Printing and postage expenses	30,294
Custodian and accounting fees	58,664
Registration and filing fees	20,628
Professional fees	11,357
Other	5,189

Total expenses	2,685,070
Less: Expense reductions	(1,575)
Expense reimbursements	(87)

Net expenses	2,683,408

Net investment income	1,239,028

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	22,560,629
Foreign currency related transactions	(8,675)

Net realized gains on securities and foreign currency related transactions	22,551,954
Net change in unrealized gains or losses on securities and foreign currency
related transactions	(7,112,549)

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	15,439,405

Net increase in net assets resulting from operations	$16,678,433

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment income (loss)		$1,239,028		$(1,986,848)
Net realized gains on securities and
foreign currency related transactions		22,551,954		34,305,596
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(7,112,549)		4,331,871

Net increase in net assets resulting from
operations		16,678,433		36,650,619

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	647,651	4,029,192	1,698,389	10,366,054
Class B	226,989	1,330,729	783,610	4,523,107
Class C	127,535	751,621	441,384	2,530,311
Class I	328,668	2,042,196	1,347,148	8,190,419

		8,153,738		25,609,891

Automatic conversion of Class B shares
to Class A shares
Class A	142,259	890,286	104,487	635,763
Class B	(151,461)	(890,286)	(110,607)	(635,763)

		0		0

Payment for shares redeemed
Class A	(6,988,981)	(43,625,340)	(9,554,455)	(58,084,189)
Class B	(729,490)	(4,261,556)	(978,621)	(5,640,633)
Class C	(216,477)	(1,272,993)	(414,466)	(2,404,071)
Class I	(476,875)	(2,983,256)	(551,353)	(3,366,337)

		(52,143,145)		(69,495,230)

Net decrease in net assets resulting
from capital share transactions		(43,989,407)		(43,885,339)

Total decrease in net assets		(27,310,974)		(7,234,720)
Net assets
Beginning of period		450,939,509		458,174,229

End of period		$423,628,535		$450,939,509

Undistributed net investment
income (loss)		$1,189,047		$(49,981)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC reimbursed expenses in the amount of $87.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $164,329 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $2,399 from the sale of Class A shares and $36,466 and $153 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $307,418,951 and $339,379,696, respectively, for the six months ended March 31, 2005.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $16,384,781 and $16,781,078, respectively. During the six months ended March 31, 2005, the Fund earned $2,854 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $398,892,559. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,396,966 and $9,473,730, respectively, with a net unrealized appreciation of $42,923,236.

As of September 30, 2004, the Fund had $186,177,265 in capital loss carryovers for federal income tax purposes with $148,301,038 expiring in 2010 and $37,876,227 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and elected to defer post-October currency losses of $7,911.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566380 rv2 5/2005

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566380 rv2    5/2005

Evergreen Masters Fund

Evergreen

MASTERS FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Masters Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

On April 1, 2005, the shareholders of Evergreen Masters Fund approved the reorganization of the Fund into Evergreen Large Cap Equity Fund.

Effective at the close of business on April 15, 2005, the merger was successfully completed.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Evergreen Team

MFS Team

Oppenheimer Team

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1998

	Class A	Class B	Class C	Class I
Class inception date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

Nasdaq symbol	EMFAX	EMFBX	EVMCX	EMFYX

6-month return with sales charge	2.25%	3.15%	7.16%	N/A

6-month return w/o sales charge	8.55%	8.15%	8.16%	8.67%

Average annual return*

1-year with sales charge	-0.58%	-0.29%	3.71%	N/A

1-year w/o sales charge	5.50%	4.71%	4.71%	5.79%

5-year	-6.42%	-6.33%	-6.00%	-5.07%

Since portfolio inception	-0.79%	-0.56%	-0.58%	0.41%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Masters Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s MidCap 400 Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,085.53	$ 6.76
Class B	$ 1,000.00	$ 1,081.47	$10.43
Class C	$ 1,000.00	$ 1,081.58	$10.38
Class I	$ 1,000.00	$ 1,086.74	$ 5.20
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.45	$ 6.54
Class B	$ 1,000.00	$ 1,014.91	$10.10
Class C	$ 1,000.00	$ 1,014.96	$10.05
Class I	$ 1,000.00	$ 1,019.95	$ 5.04

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.30% for Class A, 2.01% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 7.95	$ 6.99	$ 5.70	$ 7.24	$ 13.22	$ 10.05

Income from investment operations
Net investment income (loss)	0.01[1]	(0.05)[1]	(0.06)[1]	(0.06)[1]	(0.08)	(0.10)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.67	1.01	1.35	(1.48)	(4.13)	3.27

Total from investment operations	0.68	0.96	1.29	(1.54)	(4.21)	3.17

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.77)	0

Net asset value, end of period	$ 8.63	$ 7.95	$ 6.99	$ 5.70	$ 7.24	$ 13.22

Total return[2]	8.55%	13.73%	22.63%	(21.27%)	(35.91%)	31.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,962	$52,556	$57,809	$57,482	$100,713	$192,473
Ratios to average net assets
Expenses[3]	1.30%[4]	1.74%	2.12%	1.86%	1.63%	1.58%
Net investment income (loss)	0.22%[4]	(0.61%)	(0.90%)	(0.86%)	(0.77%)	(0.78%)
Portfolio turnover rate	31%	101%	97%	114%	80%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 7.61	$ 6.74	$ 5.53	$ 7.08	$ 13.07	$ 10.01

Income from investment operations
Net investment loss	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.12)[1]	(0.13)	(0.19)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.64	0.97	1.31	(1.43)	(4.09)	3.25

Total from investment operations	0.62	0.87	1.21	(1.55)	(4.22)	3.06

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.77)	0

Net asset value, end of period	$ 8.23	$ 7.61	$ 6.74	$ 5.53	$ 7.08	$ 13.07

Total return[2]	8.15%	12.91%	21.88%	(21.89%)	(36.46%)	30.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,312	$55,186	$60,221	$59,195	$92,928	$133,637
Ratios to average net assets
Expenses[3]	2.01%[4]	2.44%	2.85%	2.62%	2.38%	2.34%
Net investment loss	(0.48%)[4]	(1.31%)	(1.62%)	(1.61%)	(1.52%)	(1.54%)
Portfolio turnover rate	31%	101%	97%	114%	80%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 7.60	$ 6.73	$ 5.53	$ 7.07	$13.05	$ 10.00

Income from investment operations
Net investment loss	(0.02)[1]	(0.10)[1]	(0.10)[1]	(0.12)[1]	(0.11)	(0.19)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.64	0.97	1.30	(1.42)	(4.10)	3.24

Total from investment operations	0.62	0.87	1.20	(1.54)	(4.21)	3.05

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.77)	0

Net asset value, end of period	$ 8.22	$ 7.60	$ 6.73	$ 5.53	$ 7.07	$ 13.05

Total return[2]	8.16%	12.93%	21.70%	(21.78%)	(36.44%)	30.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,783	$4,118	$4,955	$5,983	$9,450	$11,387
Ratios to average net assets
Expenses[3]	2.00%[4]	2.45%	2.85%	2.62%	2.39%	2.35%
Net investment loss	(0.47%)[4]	(1.32%)	(1.62%)	(1.61%)	(1.52%)	(1.55%)
Portfolio turnover rate	31%	101%	97%	114%	80%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$8.07	$7.08	$5.75	$7.29	$13.27	$10.07

Income from investment operations
Net investment income (loss)	0.02[2]	(0.02)[2]	(0.04)[2]	(0.05)[2]	(0.05)	(0.07)[2]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.68	1.01	1.37	(1.49)	(4.16)	3.27

Total from investment operations	0.70	0.99	1.33	(1.54)	(4.21)	3.20

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.77)	0

Net asset value, end of period	$8.77	$8.07	$7.08	$5.75	$7.29	$13.27

Total return	8.67%	13.98%	23.13%	(21.12%)	(35.76%)	31.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$573	$802	$767	$605	$2,228	$4,479
Ratios to average net assets
Expenses[3]	1.00%[4]	1.43%	1.84%	1.59%	1.37%	1.34%
Net investment income (loss)	0.54%[4]	(0.30%)	(0.63%)	(0.61%)	(0.52%)	(0.53%)
Portfolio turnover rate	31%	101%	97%	114%	80%	111%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.0%
Autoliv, Inc.	400	$19,060
BorgWarner, Inc.	100	4,868
Dana Corp.	100	1,279
Goodyear Tire & Rubber Co. *	700	9,345

		34,552

Automobiles 0.1%
Ford Motor Co.	5,872	66,530
General Motors Corp.	200	5,878
Harley-Davidson, Inc.	600	34,656
Winnebago Industries, Inc.	200	6,320

		113,384

Distributors 0.0%
Genuine Parts Co.	200	8,698

Hotels, Restaurants & Leisure 2.5%
Caesars Entertainment, Inc. *	1,000	19,790
Carnival Corp.	300	15,543
CBRL Group, Inc.	200	8,260
CEC Entertainment, Inc.	350	12,810
Cheesecake Factory, Inc. *	11,180	396,331
Darden Restaurants, Inc.	400	12,272
Harrah’s Entertainment, Inc.	6,700	432,686
International Game Technology	9,000	239,940
Mandalay Resort Group	400	28,196
Marriott International, Inc., Class A	800	53,488
McDonald’s Corp.	3,900	121,446
MGM Mirage *	700	49,574
Outback Steakhouse, Inc.	3,300	151,107
Penn National Gaming, Inc. *	100	2,938
Royal Caribbean Cruises Ltd.	6,100	272,609
Starbucks Corp. *	700	36,162
Starwood Hotels & Resorts Worldwide, Inc., Class B	400	24,012
Station Casinos, Inc.	1,825	123,279
Triarc Companies, Inc., Class A	25,000	355,000
WMS Industries, Inc.	5,190	146,150
Yum! Brands, Inc.	1,100	56,991

		2,558,584

Household Durables 0.1%
American Greetings Corp. Class A	200	5,096
Beazer Homes USA, Inc.	300	14,958
Cavco Industries, Inc. *	130	3,144
Centex Corp.	100	5,727
D.R. Horton, Inc.	1,333	38,977
Ethan Allen Interiors, Inc.	100	3,200

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Furniture Brands International, Inc.	100	$2,181
KB Home	200	23,492
Lennar Corp., Class A	200	11,336
Newell Rubbermaid, Inc.	400	8,776
Pulte Homes, Inc.	100	7,363
Ryland Group, Inc.	100	6,202
Toll Brothers, Inc. *	100	7,885
WCI Communities, Inc.	200	6,016

		144,353

Internet & Catalog Retail 0.5%
eBay, Inc. *	7,200	268,272
IAC/InterActiveCorp *	12,135	270,246

		538,518

Leisure Equipment & Products 0.5%
Action Performance Companies, Inc.	1,000	13,230
Eastman Kodak Co.	15,900	517,545
Marvel Enterprises, Inc. *	400	8,000
Mattel, Inc.	400	8,540
Polaris Industries, Inc.	100	7,023
SCP Pool Corp.	100	3,186
The Nautilus Group, Inc.	200	4,752

		562,276

Media 4.3%
Catalina Marketing Corp.	100	2,590
Citadel Broadcasting Corp. *	30,980	425,355
Clear Channel Communications, Inc.	1,000	34,470
Comcast Corp., Class A *	4,708	159,036
EchoStar Communications Corp., Class A *	1,100	32,175
Gannett Co., Inc.	200	15,816
Gemstar-TV Guide International, Inc. *	42,300	184,005
Getty Images, Inc. *	15,825	1,125,316
Grupo Televisa SA de CV, ADR	5,800	341,040
Interpublic Group of Companies, Inc. *	35,100	431,028
Knight Ridder, Inc.	100	6,725
Liberty Media Corp., Class A *	1,400	14,518
Liberty Media International, Inc., Class A *	100	4,374
McGraw-Hill Companies, Inc.	2,650	231,213
News Corp., Class A	1,400	23,688
NTL, Inc. *	2,935	186,871
Omnicom Group, Inc.	1,900	168,188
Radio One, Inc. Class A	8,000	117,440
Radio One, Inc., Class D *	2,800	41,300
Time Warner, Inc. *	9,800	171,990

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Univision Communications, Inc., Class A *	9,600	$265,824
Viacom, Inc., Class B	2,673	93,101
Walt Disney Co.	2,900	83,317
Washington Post Co., Class B	300	268,200

		4,427,580

Multi-line Retail 1.2%
99 Cents Only Stores	9,700	127,749
Dillards, Inc., Class A	500	13,450
Family Dollar Stores, Inc.	8,000	242,880
Federated Department Stores, Inc.	1,000	63,640
J.C. Penney Co., Inc.	1,400	72,688
May Department Stores Co.	11,000	407,220
Nordstrom, Inc.	1,900	105,222
Sears Holdings Corp. *	220	29,297
Target Corp.	2,500	125,050

		1,187,196

Specialty Retail 3.0%
Abercrombie & Fitch Co., Class A	300	17,172
Advance Auto Parts, Inc. *	100	5,045
Aeropostale, Inc. *	250	8,187
American Eagle Outfitters, Inc.	700	20,685
AutoNation, Inc. *	500	9,470
Barnes & Noble, Inc. *	500	17,245
Bebe Stores, Inc.	50	1,698
Bed Bath & Beyond, Inc. *	700	25,578
Best Buy Co., Inc.	7,000	378,070
Blockbuster, Inc., Class A	200	1,766
Blockbuster, Inc., Class B	893	7,465
Borders Group, Inc.	600	15,972
Chico’s FAS, Inc. *	9,600	271,296
Children’s Place Retail Stores, Inc.	100	4,775
Circuit City Stores, Inc.	1,100	17,655
Electronics Boutique Holdings Corp.	100	4,297
Gap, Inc.	2,700	58,968
Hollywood Entertainment Corp.	300	3,951
Home Depot, Inc.	6,650	254,296
Limited Brands, Inc.	1,400	34,020
Lowe’s Companies, Inc.	3,471	198,159
Mens Wearhouse Inc.	200	8,442
Michaels Stores, Inc.	7,925	287,678
Office Depot, Inc. *	1,200	26,616
Pacific Sunwear of California, Inc. *	775	21,685
PETsMART, Inc.	9,390	269,963
Rent-A-Center, Inc. *	100	2,731

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Sherwin-Williams Co.	200	$8,798
Staples, Inc.	1,500	47,145
TBC Corp.	10,500	292,530
Tiffany & Co.	9,760	336,915
TJX Companies, Inc.	12,300	302,949
Too, Inc.	300	7,401
Toys “R” Us, Inc. *	700	18,032
Weight Watchers International, Inc. *	1,700	73,066
Zale Corp. *	200	5,944

		3,065,665

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc. *	6,400	362,432
Jones Apparel Group, Inc.	17,700	592,773
Nike, Inc., Class B	500	41,655
Polo Ralph Lauren Corp., Class A	6,000	232,800
Timberland Co., Class A *	300	21,279
VF Corp.	400	23,656

		1,274,595

CONSUMER STAPLES 6.6%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	1,500	71,085
Coca-Cola Co.	5,700	237,519
Diageo plc	30,000	422,512
Pepsi Bottling Group, Inc.	700	19,495
PepsiCo, Inc.	5,640	299,089

		1,049,700

Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc. *	21,000	652,260
Costco Wholesale Corp.	1,100	48,598
CVS Corp.	7,775	409,121
Kroger Co. *	600	9,618
Rite Aid Corp. *	1,000	3,960
SUPERVALU, Inc.	500	16,675
SYSCO Corp.	200	7,160
Wal-Mart Stores, Inc.	12,037	603,174
Walgreen Co.	1,600	71,072

		1,821,638

Food Products 1.7%
Archer-Daniels-Midland Co.	14,300	351,494
Bunge, Ltd.	5,800	312,504
Chiquita Brands International, Inc.	100	2,678
ConAgra Foods, Inc.	100	2,702
Dean Foods Co. *	6,200	212,660

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
General Mills, Inc.	900	$44,235
H.J. Heinz Co.	8,300	305,772
Hershey Foods Corp.	700	42,322
Hormel Foods Corp.	100	3,111
Kellogg Co.	4,650	201,205
Pilgrim’s Pride Corp.	300	10,716
Sara Lee Corp.	11,900	263,704
Smithfield Foods, Inc. *	100	3,155

		1,756,258

Household Products 0.6%
Clorox Co.	300	18,897
Colgate-Palmolive Co.	100	5,217
Energizer Holdings, Inc. *	400	23,920
Kimberly-Clark Corp.	1,000	65,730
Procter & Gamble Co.	10,247	543,091
Rayovac Corp. *	300	12,480

		669,335

Personal Products 0.9%
Avon Products, Inc.	6,775	290,919
Estee Lauder Companies, Inc., Class A	9,200	413,816
Gillette Co.	3,400	171,632
Nu Skin Enterprises, Inc. Class A	300	6,753

		883,120

Tobacco 0.6%
Altria Group, Inc.	9,175	599,953
Reynolds American, Inc.	600	48,354
UST, Inc.	200	10,340

		658,647

ENERGY 9.1%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	900	40,041
BJ Services Co.	7,540	391,175
Cal Dive International, Inc.	300	13,590
Diamond Offshore Drilling, Inc.	300	14,970
GlobalSantaFe Corp.	10,200	377,808
Halliburton Co.	4,600	198,950
Helmerich & Payne, Inc.	100	3,969
Maverick Tube Corp. *	300	9,753
National Oilwell Varco, Inc. *	5,300	247,510
Offshore Logistics, Inc.	15,000	499,800
Oil States International, Inc.	100	2,055
Precision Drilling Corp.	200	14,962
Pride International, Inc. *	200	4,968

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Transocean, Inc. *	800	$41,168
Universal Compression Holdings, Inc. *	200	7,574

		1,868,293

Oil & Gas 7.3%
Amerada Hess Corp.	300	28,863
Anadarko Petroleum Corp.	900	68,490
Apache Corp.	1,000	61,230
Ashland, Inc.	6,500	438,555
Burlington Resources, Inc.	1,200	60,084
Canadian Natural Resources, Ltd.	826	46,675
Chesapeake Energy Corp.	43,600	956,584
ChevronTexaco Corp.	9,689	564,966
ConocoPhillips	1,937	208,886
Devon Energy Corp.	7,300	348,575
EnCana Corp.	7,900	556,318
Energy Partners Ltd.	200	5,194
EOG Resources, Inc.	800	38,992
Exxon Mobil Corp.	24,124	1,437,790
Forest Oil Corp. *	300	12,150
Frontier Oil Corp.	200	7,252
General Maritime Corp. *	100	4,844
Holly Corp.	100	3,727
Houston Exploration Co.	100	5,695
Kerr-McGee Corp.	7,000	548,310
Kinder Morgan, Inc.	300	22,710
Marathon Oil Corp.	700	32,844
Murphy Oil Corp.	8,500	839,205
Newfield Exploration Co. *	100	7,426
Noble Energy, Inc.	200	13,604
Occidental Petroleum Corp.	5,100	362,967
OMI Corp.	100	1,915
Paramount Resources, Ltd. *	3,600	92,221
Patina Oil & Gas Corp.	100	4,000
Petroleum Development Corp. *	100	3,769
Plains Exploration & Production Co.	400	13,960
Premcor, Inc.	100	5,968
Sunoco, Inc.	300	31,056
Talisman Energy, Inc.	1,500	51,321
Tesoro Corp.	500	18,510
Unocal Corp	1,300	80,197
Valero Energy Corp.	500	36,635
Vintage Petroleum, Inc.	100	3,146
Whiting Petroleum Corp. *	100	4,078
Williams Companies, Inc.	1,800	33,858

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
XTO Energy, Inc.	16,300	$535,292

		7,597,862

FINANCIALS 15.5%
Capital Markets 3.9%
A.G. Edwards, Inc.	9,000	403,200
Affiliated Managers Group, Inc. *	200	12,406
American Capital Strategies, Ltd.	300	9,423
Ameritrade Holding Corp. *	11,600	118,436
Bank of New York Co.	2,500	72,625
Bear Stearns Companies, Inc.	700	69,930
Charles Schwab Corp.	2,400	25,224
E*TRADE Financial Corp. *	1,000	12,000
Franklin Resources, Inc.	8,675	595,539
Goldman Sachs Group, Inc.	100	10,999
Investors Financial Services Corp.	4,970	243,083
Knight Trading Group, Inc.	41,500	400,060
Legg Mason, Inc.	5,200	406,328
Lehman Brothers Holdings, Inc.	1,000	94,160
Merrill Lynch & Co., Inc.	4,100	232,060
Morgan Stanley	4,000	229,000
SEI Investments Co.	11,200	404,992
State Street Corp.	6,700	292,924
T. Rowe Price Group, Inc.	6,975	414,175

		4,046,564

Commercial Banks 2.8%
Bank of America Corp.	12,774	563,333
BB&T Corp.	1,000	39,080
Colonial BancGroup, Inc.	18,000	369,360
Comerica, Inc.	500	27,540
Compass Bancshares, Inc.	300	13,620
Fifth Third Bancorp	600	25,788
Hibernia Corp., Class A	400	12,804
Huntington Bancshares, Inc.	100	2,390
KeyCorp	1,900	61,655
M&T Bank Corp.	300	30,618
National City Corp.	1,600	53,600
North Fork Bancorp, Inc.	1,300	36,062
PNC Financial Services Group, Inc.	800	41,184
Regions Financial Corp.	1,117	36,191
Silicon Valley Bancshares *	100	4,406
SunTrust Banks, Inc.	900	64,863
TD Banknorth, Inc.	4,018	125,522
Toronto-Dominion Bank	2,091	86,463
U.S. Bancorp	8,392	241,858

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
UnionBanCal Corp	500	$30,625
Wells Fargo & Co	5,000	299,000
Zions Bancorp	10,200	704,004

		2,869,966

Consumer Finance 1.1%
American Express Co	5,059	259,881
AmeriCredit Corp. *	500	11,720
Capital One Financial Corp	3,100	231,787
First Marblehead Corp. *	4,000	230,120
MBNA Corp	3,000	73,650
MoneyGram International, Inc	15,125	285,711
SLM Corp	1,000	49,840

		1,142,709

Diversified Financial Services 1.1%
CIT Group, Inc	400	15,200
Citigroup, Inc	15,715	706,232
GATX Corp	100	3,319
JPMorgan Chase & Co	9,788	338,665
Moody’s Corp	300	24,258
Principal Financial Group, Inc	1,500	57,735

		1,145,409

Insurance 3.9%
ACE, Ltd	600	24,762
AFLAC, Inc	600	22,356
Allstate Corp	2,300	124,338
AMBAC Financial Group, Inc	6,285	469,804
American Financial Group, Inc	300	9,240
American International Group, Inc	6,810	377,342
AmerUs Group Co	200	9,450
Assured Guaranty, Ltd	35,000	628,250
Chubb Corp	700	55,489
Cincinnati Financial Corp	200	8,722
Everest Re Group Ltd	5,100	434,061
Fidelity National Financial, Inc	501	16,503
First American Financial Corp	400	13,176
Genworth Financial, Inc., Class A	7,100	195,392
Hartford Financial Services Group, Inc	8,700	596,472
LandAmerica Financial Group, Inc	100	5,003
Lincoln National Corp	4,900	221,186
Loews Corp	800	58,832
Loews Corp. – Carolina Group	10,400	344,240
Marsh & McLennan Co	500	15,210
MBIA, Inc	100	5,228

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MetLife, Inc	1,500	$58,650
Nationwide Financial Services., Inc., Class A	100	3,590
Old Republic International Corp	200	4,658
PartnerRe Ltd	100	6,460
Progressive Corp	400	36,704
Protective Life Corp	100	3,930
Prudential Financial, Inc	200	11,480
Reinsurance Group of America, Inc	200	8,516
SAFECO Corp	500	24,355
St. Paul Travelers Companies, Inc	300	11,019
StanCorp Financial Group, Inc	100	8,478
UnumProvident Corp	200	3,404
XL Capital, Ltd., Class A	2,700	195,399

		4,011,699

Real Estate 0.7%
Boston Properties, Inc. REIT	2,700	162,621
Global Signal, Inc. REIT	6,659	199,503
New Century Financial Corp. REIT	8,500	397,970

		760,094

Thrifts & Mortgage Finance 2.0%
Astoria Financial Corp	350	8,855
Countrywide Financial Corp	13,998	454,375
Fannie Mae	2,900	157,905
Freddie Mac	1,900	120,080
Fremont General Corp	300	6,597
Golden West Financial Corp	600	36,300
IndyMac Bancorp, Inc	300	10,200
MGIC Investment Corp	100	6,167
New York Community Bancorp, Inc	17,777	322,830
PMI Group, Inc	21,980	835,460
Washington Mutual, Inc	2,100	82,950

		2,041,719

HEALTH CARE 15.0%
Biotechnology 1.9%
Amgen, Inc. *	2,000	116,420
Applied Biosystems Group – Applera Corp	600	11,844
Celgene Corp. *	4,280	145,734
Genzyme Corp. *	9,580	548,359
Gilead Sciences, Inc. *	17,345	620,951
ImClone Systems, Inc. *	7,800	269,100
MedImmune, Inc. *	8,340	198,576
Oscient Pharmaceuticals Corp. *	41,100	96,174

		2,007,158

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.2%
Baxter International, Inc	14,500	$492,710
Becton, Dickinson & Co	1,100	64,262
Boston Scientific Corp. *	500	14,645
C.R. Bard, Inc	13,940	949,035
Cytyc Corp. *	24,200	556,842
DENTSPLY International, Inc	7,460	405,899
Fisher Scientific International, Inc. *	4,390	249,879
Gen-Probe, Inc. *	3,980	177,349
Guidant Corp	300	22,170
Hospira, Inc. *	11,000	354,970
Inamed Corp. *	2,500	174,700
Medtronic, Inc	2,900	147,755
Millipore Corp. *	4,110	178,374
PerkinElmer, Inc	400	8,252
Smith & Nephew plc, ADR	5,000	235,100
St. Jude Medical, Inc. *	7,200	259,200
Thermo Electron Corp. *	500	12,645
Thoratec Corp	14,720	179,878
VISX, Inc	300	7,032
Waters Corp. *	13,190	472,070
Zimmer Holdings, Inc. *	5,850	455,188

		5,417,955

Health Care Providers & Services 4.2%
Aetna, Inc	1,200	89,940
American Healthways, Inc. *	100	3,302
AmerisourceBergen Corp	100	5,729
Apria Healthcare Group, Inc	100	3,210
Beverly Enterprises, Inc. *	100	1,238
Caremark Rx, Inc. *	15,400	612,612
Cerner Corp	200	10,502
CIGNA Corp	600	53,580
Community Health Systems, Inc. *	10,740	374,933
Coventry Health Care, Inc. *	400	27,256
eResearch Technology, Inc	100	1,178
Express Scripts, Inc. *	100	8,719
HCA, Inc	900	48,213
Humana, Inc. *	700	22,358
Kindred Healthcare, Inc	100	3,510
LCA-Vision, Inc	300	9,990
LifePoint Hospitals, Inc	3,500	153,440
Lincare Holdings, Inc. *	200	8,846
McKesson Corp	1,000	37,750
Medco Health Solutions, Inc. *	1,390	68,902
Patterson Companies, Inc. *	5,910	295,205
Pediatrix Medical Group, Inc. *	200	13,718

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Province Healthcare Co	3,100	$74,679
Quest Diagnostics, Inc	400	42,052
Sierra Health Services, Inc. *	200	12,768
Triad Hospitals, Inc. *	100	5,010
UnitedHealth Group, Inc	8,944	853,079
VCA Antech, Inc. *	5,350	108,231
WellChoice, Inc. *	200	10,662
WellPoint, Inc. *	10,600	1,328,710

		4,289,322

Pharmaceuticals 3.7%
Abbott Laboratories	4,400	205,128
Allergan, Inc	4,020	279,270
Alpharma, Inc., Class A	100	1,232
Andrx Corp. *	100	2,267
Barr Pharmaceuticals, Inc. *	400	19,532
Bristol-Myers Squibb Co	3,100	78,926
Eli Lilly & Co	900	46,890
Endo Pharmaceuticals Holdings, Inc. *	10,300	232,265
Forest Laboratories, Inc. *	700	25,865
Johnson & Johnson	13,282	892,019
Medicis Pharmaceutical Corp., Class A	16,280	488,074
Merck & Co., Inc	9,200	297,804
Novartis AG, ADR	4,630	216,591
Pfizer, Inc	30,721	807,041
Teva Pharmaceutical Industries, Ltd., ADR	4,300	133,300
Wyeth	3,300	139,194

		3,865,398

INDUSTRIALS 12.5%
Aerospace & Defense 1.5%
Boeing Co	1,900	111,074
General Dynamics Corp	300	32,115
Goodrich Corp	100	3,829
Honeywell International, Inc	800	29,768
Lockheed Martin Corp	1,400	85,484
Northrop Grumman Corp	1,400	75,572
Precision Castparts Corp	100	7,701
Raytheon Co	1,000	38,700
Rockwell Collins, Inc	15,200	723,368
United Defense Industries, Inc	100	7,342
United Technologies Corp	4,280	435,105

		1,550,058

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.3%
EGL, Inc. *	200	$4,560
Expeditors International of Washington, Inc	2,980	159,579
FedEx Corp	1,000	93,950
Ryder System, Inc	200	8,340
United Parcel Service, Inc., Class B	1,000	72,740

		339,169

Airlines 0.6%
Alaska Air Group Inc	200	5,888
Continental Airlines, Inc., Class B	100	1,204
Southwest Airlines Co	45,200	643,648

		650,740

Building Products 0.7%
American Standard Companies, Inc	6,080	282,598
Masco Corp	10,700	370,969
USG Corp	400	13,264

		666,831

Commercial Services & Supplies 3.4%
Adesa, Inc	26,300	614,368
Apollo Group, Inc., Class A *	5,400	399,924
Brinks Co	100	3,460
Career Education Corp. *	18,050	618,393
CDI Corp	16,400	362,932
Cendant Corp	100	2,054
Copart, Inc. *	100	2,356
Corporate Executive Board Co	5,700	364,515
Dun & Bradstreet Corp	100	6,145
Equifax, Inc	400	12,276
Heidrick & Struggles International, Inc. *	7,500	275,775
ITT Educational Services, Inc. *	100	4,850
Korn / Ferry International	100	1,903
Monster Worldwide, Inc. *	7,850	220,193
PHH Corp. *	115	2,515
Pitney Bowes, Inc	100	4,512
R. R. Donnelley & Sons Co	14,000	442,680
Republic Services, Inc., Class A	200	6,696
Robert Half International, Inc	6,050	163,108
Sotheby’s Holdings, Inc., Class A	300	5,088
Waste Management, Inc	800	23,080

		3,536,823

Construction & Engineering 0.0%
Shaw Group, Inc	400	8,720

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
Cooper Industries, Ltd., Class A	200	$14,304
Emerson Electric Co	1,000	64,930
Rockwell Automation, Inc	800	45,312
Roper Industries, Inc	4,800	314,400
Thomas & Betts Corp. *	100	3,230

		442,176

Industrial Conglomerates 1.8%
3M Co	3,100	265,639
General Electric Co	36,799	1,326,972
Textron, Inc	700	52,234
Tyco International, Ltd	6,700	226,460

		1,871,305

Machinery 2.3%
Actuant Corp., Class A *	100	4,492
AGCO Corp. *	13,700	250,025
Caterpillar, Inc	1,000	91,440
Cummins, Inc	200	14,070
Deere & Co	300	20,139
Eaton Corp	2,600	170,040
Illinois Tool Works, Inc	500	44,765
Ingersoll-Rand Co., Ltd., Class A	3,190	254,083
ITT Industries, Inc	2,900	261,696
Joy Global, Inc	9,550	334,823
Mueller Industries, Inc	200	5,630
Navistar International Corp. *	300	10,920
Paccar, Inc	8,300	600,837
Pall Corp	10,000	271,200
SPX Corp	300	12,984
Terex Corp. *	200	8,660
Toro Co	200	17,700
Wabash National Corp. *	100	2,440

		2,375,944

Road & Rail 1.5%
Arkansas Best Corp	100	3,778
Burlington Northern Santa Fe Corp	1,100	59,323
CNF, Inc	6,200	290,098
CSX Corp	400	16,660
J.B. Hunt Transport Services, Inc	200	8,754
Laidlaw International, Inc	28,100	584,480
Norfolk Southern Corp	14,700	544,635
Swift Transportation Co., Inc	500	11,070
Yellow Roadway Corp. *	100	5,854

		1,524,652

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc	200	$12,454

INFORMATION TECHNOLOGY 17.2%
Communications Equipment 2.1%
3Com Corp. *	1,400	4,984
ADTRAN, Inc	300	5,292
Cisco Systems, Inc. *	25,086	448,789
Comverse Technology, Inc. *	16,640	419,661
Corning, Inc. *	300	3,339
Lucent Technologies, Inc. *	118,800	326,700
Motorola, Inc	25,900	387,723
QUALCOMM, Inc	13,288	487,005
Research In Motion, Ltd. *	1,125	85,972

		2,169,465

Computers & Peripherals 2.0%
Apple Computer, Inc. *	1,600	66,672
Avid Technology, Inc. *	3,125	169,125
Brocade Communications Systems, Inc. *	1,200	7,104
Dell, Inc. *	20,750	797,215
EMC Corp. *	5,000	61,600
Hewlett-Packard Co	7,200	157,968
International Business Machines Corp	5,200	475,176
Lexmark International, Inc., Class A *	3,100	247,907
Maxtor Corp. *	900	4,788
NCR Corp. *	700	23,618
palmOne, Inc. *	200	5,076
Storage Technology Corp. *	600	18,480
Sun Microsystems, Inc. *	1,300	5,252
Western Digital Corp. *	1,300	16,575

		2,056,556

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	400	8,880
Amphenol Corp., Class A *	500	18,520
Ingram Micro, Inc., Class A *	800	13,336
Molex, Inc., Class A	475	11,210
Symbol Technologies, Inc	13,000	188,370
Tech Data Corp. *	200	7,412

		247,728

Internet Software & Services 0.5%
Earthlink, Inc	1,300	11,700
J2 Global Communications, Inc	100	3,431
United Online, Inc	800	8,376
ValueClick, Inc. *	400	4,244
VeriSign, Inc. *	6,580	188,846

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
WebEx Communications, Inc. *	100	$2,159
Websense, Inc	200	10,760
Yahoo!, Inc. *	9,270	314,253

		543,769

IT Services 1.4%
Acxiom Corp	300	6,279
Alliance Data Systems Corp. *	9,200	371,680
Automatic Data Processing, Inc	600	26,970
Ceridian Corp. *	1,270	21,654
CheckFree Corp. *	300	12,228
Computer Sciences Corp. *	100	4,585
Convergys Corp. *	200	2,986
DST Systems, Inc. *	7,200	332,496
Electronic Data Systems Corp	1,100	22,737
First Data Corp	700	27,517
Hewitt Associates, Inc. *	6,900	183,540
Iron Mountain, Inc. *	14,000	403,760
Sabre Holdings, Inc., Class A	400	8,752

		1,425,184

Semiconductors & Semiconductor Equipment 3.6%
Altera Corp. *	15,400	304,612
Analog Devices, Inc	10,000	361,400
Applied Materials, Inc. *	3,100	50,375
Atmel Corp. *	3,000	8,850
ATMI, Inc. *	200	5,008
Broadcom Corp., Class A *	9,000	269,280
Cypress Semiconductor Corp. *	100	1,260
Freescale Semiconductor, Inc., Class A	800	13,560
Freescale Semiconductor, Inc., Class B *	529	9,125
Integrated Circuit System, Inc. *	10,810	206,687
Integrated Device Technology, Inc	600	7,218
Intel Corp	22,800	529,644
Intersil Holding Corp., Class A	300	5,196
KLA-Tencor Corp	11,100	510,711
Lam Research Corp. *	100	2,886
Linear Technology Corp	5,700	218,367
LSI Logic Corp. *	900	5,031
Marvell Technology Group, Ltd. *	7,280	279,115
Maxim Integrated Products, Inc	4,365	178,398
Micrel, Inc	300	2,766
National Semiconductor Corp	100	2,061
Omnivision Technologies, Inc	700	10,605
PMC-Sierra, Inc. *	29,990	263,912
Texas Instruments, Inc	4,300	109,607

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Varian Semiconductor Equipment Associates, Inc	200	$7,602
Xilinx, Inc	13,500	394,605

		3,757,881

Software 7.3%
Activision, Inc. *	300	4,440
Adobe Systems, Inc	500	33,585
Amdocs, Ltd. *	19,720	560,048
Autodesk, Inc	200	5,952
BEA Systems, Inc. *	89,500	713,315
BMC Software, Inc. *	300	4,500
Cadence Design Systems, Inc. *	37,800	565,110
Check Point Software Technologies, Ltd. *	13,000	282,620
Citrix Systems, Inc. *	33,500	797,970
Computer Associates International, Inc	300	8,130
Electronic Arts, Inc. *	7,100	367,638
Hyperion Solutions Corp	200	8,822
Internet Security Systems, Inc	400	7,320
McAfee, Inc. *	400	9,024
Mercury Interactive Corp. *	8,600	407,468
Microsoft Corp	49,374	1,193,370
NAVTEQ Corp. *	730	31,645
Oracle Corp. *	126,805	1,582,526
Sybase, Inc. *	800	14,768
Symantec Corp. *	22,940	489,310
Synopsys, Inc. *	1,100	19,910
Take Two Interactive Software	300	11,730
Veritas Software Corp. *	20,090	466,490

		7,585,691

MATERIALS 4.9%
Chemicals 2.6%
Agrium, Inc	300	5,475
Air Products & Chemicals, Inc	11,700	740,493
Cabot Corp	100	3,343
Dow Chemical Co	3,300	164,505
E. I. du Pont de Nemours & Co	4,600	235,704
Eastman Chemical Co	400	23,600
FMC Corp. *	100	5,345
Georgia Gulf Corp	200	9,196
Lyondell Chemical Co	12,500	349,000
Monsanto Co	5,900	380,550
Mosaic Co	200	3,412
OM Group, Inc	200	6,084
PPG Industries, Inc	6,500	464,880
Praxair, Inc	4,700	224,942

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Rohm & Haas Co	800	$38,400
W.R. Grace & Co	400	3,408

		2,658,337

Construction Materials 0.0%
Eagle Materials, Inc. Class B	193	15,209
Texas Industries, Inc	100	5,375

		20,584

Containers & Packaging 0.7%
Ball Corp	7,800	323,544
Crown Holdings, Inc	600	9,336
Owens-Illinois, Inc. *	900	22,626
Packaging Corporation of America	14,000	340,060
Pactiv Corp. *	100	2,335
Temple-Inland, Inc	100	7,255

		705,156

Metals & Mining 1.0%
Alcoa, Inc	7,700	234,003
Carpenter Technology Corp	200	11,882
Foundation Coal Holdings, Inc	3,100	72,881
Massey Energy Co	6,600	264,264
Nucor Corp	900	51,804
Oregon Steel Mills, Inc	200	4,600
Phelps Dodge Corp	3,658	372,128
Quanex Corp	100	5,332
Reliance Steel & Aluminum Co	100	4,001
Schnitzer Steel Industries, Inc. Class A	100	3,373
Southern Peru Copper Corp	200	11,092
United States Steel Corp	200	10,170
Worthington Industries, Inc	300	5,784

		1,051,314

Paper & Forest Products 0.6%
Georgia-Pacific Corp	700	24,843
International Paper Co	400	14,716
Louisiana-Pacific Corp	600	15,084
MeadWestvaco Corp	10,500	334,110
Neenah Paper, Inc	39	1,311
Potlatch Corp	100	4,707
Weyerhaeuser Co	4,000	274,000

		668,771

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.0%
Diversified Telecommunication Services 1.0%
ALLTEL Corp	800	$43,880
AT&T Corp	2,000	37,500
BellSouth Corp	3,800	99,902
CenturyTel, Inc	600	19,704
Citizens Communications Co	300	3,882
SBC Communications, Inc	10,600	251,114
Sprint Corp	900	20,475
Verizon Communications, Inc	15,950	566,225

		1,042,682

Wireless Telecommunication Services 2.0%
American Tower Systems Corp., Class A *	27,410	499,684
Crown Castle International Corp. *	5,070	81,424
Leap Wireless International, Inc. *	20,000	521,000
Nextel Communications, Inc., Class A *	5,000	142,100
SpectraSite, Inc. *	4,740	274,778
Western Wireless Corp., Class A *	15,000	569,400

		2,088,386

UTILITIES 2.6%
Electric Utilities 2.1%
Allete, Inc	8,766	366,857
Ameren Corp	300	14,703
American Electric Power Co., Inc	1,100	37,466
DPL, Inc	20,000	500,000
Edison International	1,300	45,136
Entergy Corp	500	35,330
Exelon Corp	1,500	68,835
FirstEnergy Corp	10,200	427,890
FPL Group, Inc	11,000	441,650
PG&E Corp	1,600	54,560
PPL Corp	300	16,197
Progress Energy, Inc	3,000	8,754
Southern Co	900	28,647
TXU Corp	900	71,667

		2,117,692

Gas Utilities 0.0%
Atmos Energy Corp	300	8,100

Multi-Utilities & Unregulated Power 0.5%
Aquila, Inc	59,400	227,502
CMS Energy Corp. *	500	6,520
Constellation Energy Group, Inc	200	10,340

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power continued
Dominion Resources, Inc	300	$22,329
Duke Energy Corp	7,625	213,576
Dynegy, Inc., Class A *	500	1,955
Public Service Enterprise Group, Inc	700	38,073
Sempra Energy	200	7,968

		528,263

Total Common Stocks (cost $87,065,112)		103,472,678

WARRANTS 0.0%
FINANCIALS 0.0%
Commercial Banks 0.0%
Dime Bancorp, Inc., Expiring 11/22/2005 * (cost $277)	1,000	120

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $571,692)	571,692	571,692

Total Investments (cost $87,637,081) 100.4%		104,044,490
Other Assets and Liabilities (0.4%)		(414,191)

Net Assets 100.0%		$103,630,299

* Non-income producing security

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of March 31, 2005:

Information Technology	17.2%	Energy	9.2%
Financials	15.1%	Consumer Staples	6.9%
Health Care	15.1%	Materials	4.9%
Consumer Discretionary	13.4%	Telecommunication Services	3.0%
Industrials	12.6%	Utilities	2.6%

			100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $87,637,081)	$104,044,490
Receivable for securities sold	247,937
Receivable for Fund shares sold	12,103
Dividends receivable	106,734

Total assets	104,411,264

Liabilities
Payable for securities purchased	339,622
Payable for Fund shares redeemed	350,741
Advisory fee payable	455
Distribution Plan expenses payable	1,906
Due to other related parties	44,239
Accrued expenses and other liabilities	44,002

Total liabilities	780,965

Net assets	$103,630,299

Net assets represented by
Paid-in capital	$169,620,917
Undistributed net investment loss	(86,030)
Accumulated net realized losses on securities and foreign currency related transactions	(82,311,914)
Net unrealized gains on securities and foreign currency related transactions	16,407,326

Total net assets	$103,630,299

Net assets consists of
Class A	$47,962,295
Class B	51,311,823
Class C	3,783,268
Class I	572,913

Total net assets	$103,630,299

Shares outstanding
Class A	5,559,765
Class B	6,236,293
Class C	460,494
Class I	65,330

Net asset value per share
Class A	$8.63
Class A — Offering price (based on sales charge of 5.75%)	$9.16
Class B	$8.23
Class C	$8.22
Class I	$8.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,840)	$854,009

Expenses
Advisory fee	369,140
Distribution Plan expenses
Class A	77,982
Class B	274,693
Class C	20,802
Administrative services fee	55,784
Transfer agent fees	314,397
Trustees’ fees and expenses	849
Printing and postage expenses	24,693
Custodian and accounting fees	15,544
Registration and filing fees	52,757
Professional fees	3,103
Other	3,704

Total expenses	1,213,448
Less: Expense reductions	(447)
Fee waivers and expense reimbursements	(277,821)

Net expenses	935,180

Net investment loss	(81,171)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	5,866,860
Foreign currency related transactions	(32)

Net realized gains on securities and foreign currency related transactions	5,866,828
Net change in unrealized gains or losses on securities and foreign currency related
transactions	3,368,070

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	9,234,898

Net increase in net assets resulting from operations	$9,153,727

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment loss		$(81,171)		$(1,236,389)
Net realized gains on securities and
foreign currency related transactions		5,866,828		20,433,946
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		3,368,070		(2,961,337)

Net increase in net assets resulting
from operations		9,153,727		16,236,220

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	59,730	511,892	162,349	1,277,724
Class B	71,900	589,309	225,276	1,703,612
Class C	23,841	186,169	46,392	347,829
Class I	3,793	32,872	60,329	484,973

		1,320,242		3,814,138

Automatic conversion of Class B shares
to Class A shares
Class A	101,426	865,020	161,063	1,271,240
Class B	(106,164)	(865,020)	(167,785)	(1,271,240)

		0		0

Payment for shares redeemed
Class A	(1,208,590)	(10,334,923)	(1,982,349)	(15,574,191)
Class B	(977,931)	(7,973,352)	(1,742,998)	(13,181,577)
Class C	(105,021)	(860,476)	(240,858)	(1,837,188)
Class I	(37,798)	(336,528)	(69,344)	(547,515)

		(19,505,279)		(31,140,471)

Net decrease in net assets resulting from
capital share transactions		(18,185,037)		(27,326,333)

Total decrease in net assets		(9,031,310)		(11,090,113)
Net assets
Beginning of period		112,661,609		123,751,722

End of period		$103,630,299		$112,661,609

Undistributed net investment loss		$(86,030)		$(4,859)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Masters Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase.

MFS Institutional Advisors, Inc. and OppenheimerFunds, Inc. are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund’s portfolio in accordance with the Fund’s investment objective and policies. Each investment sub-advisor is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC waived its fee in the amount of $277,799 and reimbursed expenses in the amount of $22 which combined represents 0.50% of the Fund’s average daily net assets (on an annualized basis).

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.56% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2005, the Fund paid brokerage commissions of $1,928 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $960 from the sale of Class A shares and $57,277 and $158 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $34,402,135 and $51,606,774, respectively, for the six months ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $88,727,857. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,286,991 and $2,970,358, respectively, with a net unrealized appreciation of $15,316,633.

As of September 30, 2004, the Fund had $86,670,403 in capital loss carryovers for federal income tax purposes with $10,340,935 expiring in 2010, and $76,329,468 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and elected to defer post-October currency losses of $669.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT EVENT

Effective at the close of business on April 15, 2005, Evergreen Large Cap Equity Fund acquired the net assets of the Fund in a tax-free exchange for shares of Evergreen Large Cap Equity Fund. Shareholders of Class A, Class B, Class C and Class I shares of the Fund received corresponding shares of Evergreen Large Cap Equity Fund.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On April 1, 2005, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On January 14, 2005, the record date for the meeting, the Fund had $112,337,192 of net assets outstanding of which $34,118,306 (30.37%) of net assets were represented at the meeting.

Proposal 1– The proposed reorganization of the Fund into Evergreen Large Cap Equity Fund, a series of Evergreen Equity Trust, a Delaware business trust:

$31,235,352 voted “For”

$ 1,291,515 voted “Against”

$ 1,591,439 voted “Abstain”

Proposal 2– To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

$30,788,911 voted “For”

$ 1,475,043 voted “Against”

$ 1,854,352 voted “Abstain”

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566381 rv2 5/2005

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Mid Cap Growth Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

J. Gary Craven, CFA, CPA

Small/Mid Cap Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	3.25%	4.15%	8.15%	N/A

6-month return w/o sales charge	9.46%	9.15%	9.15%	9.66%

Average annual return*

1-year with sales charge	-4.14%	-3.73%	0.27%	N/A

1-year w/o sales charge	1.80%	1.27%	1.27%	2.15%

5-year	-7.04%	-6.80%	-6.58%	-5.67%

10-year	5.92%	6.02%	6.02%	6.76%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares, versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,094.62	$ 5.90
Class B	$ 1,000.00	$ 1,091.53	$ 9.54
Class C	$ 1,000.00	$ 1,091.53	$ 9.54
Class I	$ 1,000.00	$ 1,096.64	$ 4.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.30	$ 5.69
Class B	$ 1,000.00	$ 1,015.81	$ 9.20
Class C	$ 1,000.00	$ 1,015.81	$ 9.20
Class I	$ 1,000.00	$ 1,020.79	$ 4.18

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.83% for Class B, 1.83% for Class C and 0.83% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.65	$4.25	$ 2.98	$3.48	$10.57	$ 6.47

Income from investment operations
Net investment loss	(0.02)[1]	(0.03)	(0.03)[1]	(0.03)[1]	(0.02)[1]	(0.04)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.46	0.43	1.30	(0.47)	(3.73)	4.14

Total from investment operations	0.44	0.40	1.27	(0.50)	(3.75)	4.10

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)	0

Net asset value, end of period	$5.09	$4.65	$ 4.25	$2.98	$ 3.48	$10.57

Total return[2]	9.46%	9.41%	42.62%	(14.37%)	(46.35%)	63.37%

Ratios and supplemental data
Net assets, end of period (millions)	$ 554	$ 549	$ 544	$460	$ 574	$1,110
Ratios to average net assets
Expenses[3]	1.13%[4]	1.16%	1.22%	1.18%	1.05%	1.01%
Net investment loss	(0.67%)[4]	(0.75%)	(0.84%)	(0.67%)	(0.41%)	(0.46%)
Portfolio turnover rate	70%	140%	221%	179%	181%	220%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.37	$4.02	$ 2.84	$3.35	$10.35	$ 6.39

Income from investment operations
Net investment loss	(0.03)[1]	(0.08)	(0.05)[1]	(0.05)[1]	(0.06)[1]	(0.11)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.43	0.43	1.23	(0.46)	(3.60)	4.07

Total from investment operations	0.40	0.35	1.18	(0.51)	(3.66)	3.96

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)	0

Net asset value, end of period	$4.77	$4.37	$ 4.02	$2.84	$ 3.35	$10.35

Total return[2]	9.15%	8.71%	41.55%	(15.22%)	(46.54%)	61.97%

Ratios and supplemental data
Net assets, end of period (millions)	$ 29	$ 30	$ 28	$21	$ 35	$ 81
Ratios to average net assets
Expenses[3]	1.83%[4]	1.86%	1.94%	1.92%	1.80%	1.77%
Net investment loss	(1.37%)[4]	(1.45%)	(1.56%)	(1.43%)	(1.17%)	(1.23%)
Portfolio turnover rate	70%	140%	221%	179%	181%	220%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.37	$4.02	$ 2.85	$3.35	$10.36	$ 6.39

Income from investment operations
Net investment loss	(0.03)[1]	(0.07)	(0.05)[1]	(0.05)[1]	(0.06)[1]	(0.12)[1]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.43	0.42	1.22	(0.45)	(3.61)	4.09

Total from investment operations	0.40	0.35	1.17	(0.50)	(3.67)	3.97

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)	0

Net asset value, end of period	$4.77	$4.37	$ 4.02	$2.85	$ 3.35	$10.36

Total return[2]	9.15%	8.71%	41.05%	(14.93%)	(46.60%)	62.13%

Ratios and supplemental data
Net assets, end of period (millions)	$ 8	$ 8	$ 8	$4	$ 4	$ 9
Ratios to average net assets
Expenses[3]	1.83%[4]	1.86%	1.94%	1.92%	1.80%	1.76%
Net investment loss	(1.37%)[4]	(1.45%)	(1.56%)	(1.43%)	(1.18%)	(1.20%)
Portfolio turnover rate	70%	140%	221%	179%	181%	220%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.76	$4.33	$ 3.03	$3.54	$10.64	$ 6.51

Income from investment operations
Net investment loss	(0.01)[2]	(0.02)[2]	(0.02)[2]	(0.02)[2]	(0.01)[2]	(0.02)[2]
Net realized and unrealized gains or losses on securities and foreign
currency related transactions	0.47	0.45	1.32	(0.49)	(3.75)	4.15

Total from investment operations	0.46	0.43	1.30	(0.51)	(3.76)	4.13

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)	0

Net asset value, end of period	$5.22	$4.76	$ 4.33	$3.03	$ 3.54	$10.64

Total return	9.66%	9.93%	42.90%	(14.41%)	(46.06%)	63.44%

Ratios and supplemental data
Net assets, end of period (millions)	$ 75	$ 41	$ 4	$2	$ 2	$ 5
Ratios to average net assets
Expenses[3]	0.83%[4]	0.86%	0.94%	0.93%	0.80%	0.77%
Net investment loss	(0.36%)[4]	(0.42%)	(0.54%)	(0.43%)	(0.18%)	(0.21%)
Portfolio turnover rate	70%	140%	221%	179%	181%	220%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 21.0%
Hotels, Restaurants & Leisure 5.2%
Darden Restaurants, Inc.	242,000	$7,424,560
International Game Technology	218,103	5,814,626
Shuffle Master, Inc. * (p)	310,833	9,001,724
Starwood Hotels & Resorts Worldwide, Inc., Class B	126,600	7,599,798
Wynn Resorts, Ltd. * (p)	74,990	5,079,822

		34,920,530

Household Durables 1.5%
Pulte Homes, Inc.	132,400	9,748,612

Media 1.3%
Washington Post Co., Class B	9,900	8,850,600

Multi-line Retail 1.4%
Family Dollar Stores, Inc.	316,500	9,608,940

Specialty Retail 8.2%
American Eagle Outfitters, Inc.	220,200	6,506,910
Chico’s FAS, Inc. *	282,600	7,986,276
Claire’s Stores, Inc.	414,700	9,554,688
Pacific Sunwear of California, Inc. *	340,124	9,516,670
PETCO Animal Supplies, Inc. *	271,000	9,975,510
Rent-A-Center, Inc. *	397,400	10,852,994

		54,393,048

Textiles, Apparel & Luxury Goods 3.4%
Coach, Inc. *	300,211	17,000,949
Columbia Sportswear Co. * (p)	100,700	5,360,261

		22,361,210

CONSUMER STAPLES 5.2%
Food & Staples Retailing 1.8%
United Natural Foods, Inc. * (p)	412,643	11,813,969

Food Products 1.3%
McCormick & Co., Inc.	255,100	8,783,093

Household Products 1.2%
Rayovac Corp. *	194,800	8,103,680

Personal Products 0.9%
Estee Lauder Companies, Inc., Class A	127,800	5,748,444

ENERGY 4.9%
Energy Equipment & Services 1.8%
Diamond Offshore Drilling, Inc. (p)	245,300	12,240,470

Oil & Gas 3.1%
Chesapeake Energy Corp.	444,300	9,747,942
InterOil Corp. * (p)	153,845	5,378,421
Premcor, Inc.	88,546	5,284,425

		20,410,788

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 5.5%
Capital Markets 1.8%
Affiliated Managers Group, Inc. * (p)	115,049	$7,136,489
Janus Capital Group, Inc.	359,100	5,009,445

		12,145,934

Diversified Financial Services 0.7%
Chicago Mercantile Exchange Holdings, Inc.	23,651	4,589,004

Real Estate 1.8%
Forest City Enterprises, Inc. (p)	99,100	6,322,580
ProLogis REIT	156,100	5,791,310

		12,113,890

Thrifts & Mortgage Finance 1.2%
People’s Bank (p)	193,600	7,927,920

HEALTH CARE 24.9%
Biotechnology 6.0%
Amylin Pharmaceuticals, Inc. * (p)	208,000	3,637,920
Charles River Laboratories International, Inc. * (p)	146,200	6,877,248
Chiron Corp. *	122,980	4,311,679
Genzyme Corp. *	133,100	7,618,644
Martek Biosciences Corp. * (p)	300,100	17,462,819

		39,908,310

Health Care Equipment & Supplies 6.2%
Cytyc Corp. *	664,300	15,285,543
Inamed Corp. *	137,700	9,622,476
Smith & Nephew plc	937,597	8,806,196
St. Jude Medical, Inc. *	201,000	7,236,000

		40,950,215

Health Care Providers & Services 6.0%
AmerisourceBergen Corp. (p)	239,800	13,738,142
Community Health Systems, Inc. *	256,400	8,950,924
Coventry Health Care, Inc. *	157,119	10,706,088
Renal Care Group, Inc. *	172,250	6,535,165

		39,930,319

Pharmaceuticals 6.7%
Allergan, Inc. (p)	105,800	7,349,926
Barr Pharmaceuticals, Inc. *	193,700	9,458,371
Endo Pharmaceuticals Holdings, Inc. *	365,800	8,248,790
Medicis Pharmaceutical Corp., Class A	215,100	6,448,698
Mylan Laboratories, Inc. (p)	220,757	3,911,814
Sepracor, Inc. *	163,100	9,363,571

		44,781,170

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.7%
Aerospace & Defense 0.9%
Rockwell Collins, Inc.	132,100	$6,286,639

Air Freight & Logistics 1.6%
EGL, Inc. *	466,700	10,640,760

Commercial Services & Supplies 5.9%
Career Education Corp. *	475,600	16,294,056
ChoicePoint, Inc. *	213,584	8,566,854
HNI Corp.	174,900	7,861,755
Monster Worldwide, Inc. *	229,600	6,440,280

		39,162,945

Electrical Equipment 1.1%
Rockwell Automation, Inc.	126,300	7,153,632

Machinery 1.2%
Parker Hannifin Corp.	134,500	8,193,740

INFORMATION TECHNOLOGY 19.8%
Communications Equipment 1.9%
F5 Networks, Inc. * (p)	143,600	7,250,364
Juniper Networks, Inc. *	242,174	5,342,358

		12,592,722

Computers & Peripherals 3.7%
Avid Technology, Inc. *	173,337	9,380,998
Network Appliance, Inc. *	232,400	6,428,184
QLogic Corp. *	218,300	8,841,150

		24,650,332

Internet Software & Services 3.9%
InfoSpace, Inc. * (p)	82,925	3,385,828
SINA Corp. * (p)	373,195	11,591,437
VeriSign, Inc. *	387,100	11,109,770

		26,087,035

IT Services 3.2%
Alliance Data Systems Corp. *	266,400	10,762,560
Cognizant Technology Solutions Corp., Class A *	222,100	10,261,020

		21,023,580

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	24,593	1,167,922

Semiconductors & Semiconductor Equipment 5.6%
Lam Research Corp. * (p)	402,202	11,607,550
Marvell Technology Group, Ltd. *	259,300	9,941,562
Xilinx, Inc.	533,500	15,594,205

		37,143,317

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.3%
Autodesk, Inc.	195,400	$5,815,104
Cognos, Inc. *	75,880	3,182,407

		8,997,511

MATERIALS 3.9%
Chemicals 1.2%
Scotts Miracle-Gro Co., Class A *	112,100	7,872,783

Metals & Mining 1.5%
Alpha Natural Resources, Inc. *	173,809	4,983,104
United States Steel Corp. (p)	102,000	5,186,700

		10,169,804

Paper & Forest Products 1.2%
Louisiana-Pacific Corp.	309,100	7,770,774

TELECOMMUNICATION SERVICES 2.4%
Wireless Telecommunication Services 2.4%
Leap Wireless International, Inc. * (p)	333,399	8,685,044
Vimpel Communications, ADR * (p)	221,173	7,612,775

		16,297,819

UTILITIES 1.1%
Multi-Utilities & Unregulated Power 1.1%
AES Corp. *	443,400	7,262,892

Total Common Stocks (cost $559,928,682)		661,804,353

SHORT-TERM INVESTMENTS 12.6%
MUTUAL FUND SHARES 12.6%
Evergreen Institutional Money Market Fund ø	2,421,455	2,421,455
Navigator Prime Portfolio (pp)	81,769,469	81,769,469

Total Short-Term Investments (cost $84,190,924)		84,190,924

Total Investments (cost $644,119,606) 112.0%		745,995,277
Other Assets and Liabilities (12.0%)		(80,178,778)

Net Assets 100.0%		$665,816,499

*	Non-income producing securities
(p)	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

The following table shows the percent of total long-term investments by sector as of March 31, 2005:
Health Care	25.0%
Consumer Discretionary	21.1%
Information Technology	19.9%
Industrials	10.8%
Financials	5.6%
Consumer Staples	5.2%
Energy	4.9%
Materials	3.9%
Telecommunication Services	2.5%
Utilities	1.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $644,119,606) including $78,346,029 of
securities loaned	$745,995,277
Foreign currency, at value (cost $19)	19
Receivable for securities sold	6,659,190
Receivable for Fund shares sold	1,386,072
Dividends receivable	132,659
Receivable for securities lending income	32,588
Prepaid expenses and other assets	114,232

Total assets	754,320,037

Liabilities
Payable for securities purchased	4,946,544
Payable for Fund shares redeemed	1,540,626
Payable for securities on loan	81,769,469
Advisory fee payable	8,601
Distribution Plan expenses payable	5,547
Due to other related parties	97,670
Accrued expenses and other liabilities	135,081

Total liabilities	88,503,538

Net assets	$665,816,499

Net assets represented by
Paid-in capital	$712,887,669
Undistributed net investment loss	(2,335,790)
Accumulated net realized losses on securities and foreign currency related transactions	(146,611,051)
Net unrealized gains on securities	101,875,671

Total net assets	$665,816,499

Net assets consists of
Class A	$553,977,535
Class B	28,713,345
Class C	7,917,507
Class I	75,208,112

Total net assets	$665,816,499

Shares outstanding
Class A	108,858,524
Class B	6,023,878
Class C	1,660,622
Class I	14,414,490

Net asset value per share
Class A	$5.09
Class A — Offering price (based on sales charge of 5.75%)	$5.40
Class B	$4.77
Class C	$4.77
Class I	$5.22

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends	$1,365,883
Securities lending income	197,586

Total investment income	1,563,469

Expenses
Advisory fee	1,586,323
Distribution Plan expenses
Class A	849,938
Class B	150,720
Class C	42,233
Administrative services fee	335,869
Transfer agent fees	612,789
Trustees’ fees and expenses	4,610
Printing and postage expenses	74,979
Custodian and accounting fees	91,487
Registration and filing fees	52,813
Professional fees	29,885
Other	14,020

Total expenses	3,845,666
Less: Expense reductions	(5,196)
Expense reimbursements	(132)

Net expenses	3,840,338

Net investment loss	(2,276,869)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on securities and foreign currency related transactions	31,946,590
Net change in unrealized gains or losses on securities and foreign currency related transactions	30,550,617

Net realized and unrealized gains or losses on securities and foreign currency related transactions	62,497,207

Net increase in net assets resulting from operations	$60,220,338

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004

Operations
Net investment loss		$(2,276,869)		$(5,039,391)
Net realized gains on securities and
foreign currency related
transactions		31,946,590		100,149,493
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		30,550,617		(39,922,475)

Net increase in net assets resulting
from operations		60,220,338		55,187,627

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,674,147	13,194,948	11,484,711	54,865,945
Class B	347,978	1,642,001	1,480,368	6,642,087
Class C	122,832	571,265	709,918	3,197,369
Class I	9,813,257	49,207,991	8,587,675	41,981,199

		64,616,205		106,686,600

Automatic conversion of
Class B shares to
Class A shares
Class A	202,886	1,017,987	159,705	754,924
Class B	(216,290)	(1,017,987)	(169,237)	(754,924)

		0		0

Payment for shares redeemed
Class A	(11,994,378)	(60,165,775)	(21,915,114)	(104,169,140)
Class B	(864,748)	(4,065,057)	(1,444,724)	(6,450,017)
Class C	(373,457)	(1,750,355)	(670,961)	(2,963,312)
Class I	(3,999,181)	(20,502,575)	(883,514)	(4,337,299)

		(86,483,762)		(117,919,768)

Net decrease in net assets
resulting from capital share
transactions		(21,867,557)		(11,233,168)

Total increase in net assets		38,352,781		43,954,459
Net assets
Beginning of period		627,463,718		583,509,259

End of period		$665,816,499		$627,463,718

Undistributed net investment loss		$(2,335,790)		$(58,921)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”), is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC reimbursed expenses in the amount of $132.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $34,684 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $5,353 from the sale of Class A shares and $26,116 and $570 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $463,506,024 and $474,426,252, respectively, for the six months ended March 31, 2005.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005 the value of securities on loan and the value of collateral amounted to $78,346,029 and $81,769,469, respectively.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $646,019,842. The gross unrealized appreciation and depreciation on securities based on tax cost was $114,371,009 and $14,395,574, respectively, with a net unrealized appreciation of $99,975,435.

As of September 30, 2004, the Fund had $176,946,793 in capital loss carryovers for federal income tax purposes with $169,397,937 expiring in 2010 and $7,548,856 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2004, the Fund incurred and elected to defer post-October currency losses of $4,506.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in the Fund during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in the Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569842 rv1 5/2005

Evergreen Omega Fund

Evergreen

OMEGA FUND

Semiannual Report
as of March 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Omega Fund, which covers the six-month period ended March 31, 2005.

After enduring volatile, range-bound trading for much of 2004, our equity portfolio teams entered the investment period with a continued focus on the fundamentals supporting more moderate levels of growth in Gross Domestic Product (GDP) and corporate profits. Yet this focus once again proved a challenging endeavor, as the markets were subject to further volatility due to uncertainty surrounding oil prices, the war on terrorism, monetary policy, and the presidential election. As clarity emerged on many of these issues, the equity markets finally responded favorably in the waning weeks of 2004. Typical of the recent trends, stocks resumed their roller coaster ride of volatility during the first three months of the new-year. Throughout this market turbulence, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility, a process that we believe will continue to provide our investors with the diversification tools necessary for successful, long-term performance.

The investment period began with signs of moderation in economic growth. While still solid, the pace of GDP growth had clearly moderated from the beginning of 2004. Economic reports were beginning to send mixed signals, a condition we believed was characteristic of the economy’s transition from recovery to expansion. During recovery, GDP

1

LETTER TO SHAREHOLDERS continued

typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, as the percentage growth comparisons from prior periods become more difficult to maintain. Indeed, as indicators for manufacturing, services, consumption and investment pointed to more moderate, but in our opinion, still healthy, levels of growth, the equity markets frequently gyrated on the perceived weakness. Though slower, we still viewed the pace of expansion as sustainable, providing the backbone for many of our investment decisions.

The Federal Reserve (Fed) has continued to nudge interest rates higher during the past six months. Though the Fed Chairman was very transparent in his public statements, likely in an attempt to mollify market angst, market interest rates remained quite volatile throughout the investment period. Indeed, despite Mr. Greenspan’s efforts to push market rates higher with his now famous “conundrum” comments, long-term yields fell toward the end of the period. It is important to note that we continue to view the Fed’s current policy stance as one of less stimulation, rather than more restriction.

Despite the challenges of moderating economic growth and gradually higher interest rates, corporate profits continued to support equities throughout the investment period. All the massive cost cutting and refinancing of debt over the past few years has enabled many companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, have led to solid margin expansion. Similar to the transition in economic growth, our portfolio teams prepared for a downshift in corporate earnings. Indeed, after climbing in excess of 20% during the fourth quarter, it

2

LETTER TO SHAREHOLDERS continued

appeared earnings growth would moderate to the 10% range in the first three months of the year. As the markets anticipate higher interest rates in the months and quarters ahead, we are not planning on further P/E expansion.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA

Large Cap Core Growth Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales
charge	-2.17%	-1.54%	2.40%	N/A	N/A

6-month return w/o sales charge	3.78%	3.46%	3.40%	3.97%	3.70%

Average annual return*

1-year with sales charge	-7.87%	-7.74%	-3.89%	N/A	N/A

1-year w/o sales charge	-2.25%	-2.88%	-2.92%	-1.89%	-2.42%

5-year	-10.14%	-10.08%	-9.73%	-8.83%	-9.11%

10-year	8.81%	8.61%	8.61%	9.67%	9.43%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C, I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C, I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,037.83	$7.32
Class B	$ 1,000.00	$ 1,034.62	$ 10.86
Class C	$ 1,000.00	$ 1,034.03	$ 10.85
Class I	$ 1,000.00	$ 1,039.68	$5.80
Class R	$ 1,000.00	$ 1,037.00	$8.18
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.75	$7.24
Class B	$ 1,000.00	$ 1,014.26	$ 10.75
Class C	$ 1,000.00	$ 1,014.26	$ 10.75
Class I	$ 1,000.00	$ 1,019.25	$5.74
Class R	$ 1,000.00	$ 1,016.90	$8.10

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.44% for Class A, 2.14% for Class B, 2.14% for Class C, 1.14% for Class I and 1.61% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$23.00	$ 21.07	$ 16.69	$20.43	$ 38.93	$ 26.82

Income from investment operations
Net investment loss	(0.02)[1]	(0.22)	(0.20)[1]	(0.20)[1]	(0.19)[1]	(0.22)[1]
Net realized and unrealized gains or losses on securities	0.89	2.15	4.58	(3.54)	(16.67)	13.32

Total from investment operations	0.87	1.93	4.38	(3.74)	(16.86)	13.10

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$23.87	$ 23.00	$ 21.07	$16.69	$ 20.43	$ 38.93

Total return[2]	3.78%	9.16%	26.24%	(18.31%)	(44.67%)	49.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$464,534	$485,315	$441,808	$374,196	$504,419	$865,958
Ratios to average net assets
Expenses[3]	1.44%[4]	1.49%	1.67%	1.52%	1.31%	1.18%
Net investment loss	(0.13%)[4]	(0.92%)	(1.11%)	(0.97%)	(0.74%)	(0.59%)
Portfolio turnover rate	75%	159%	206%	170%	198%	152%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$20.51	$ 18.92	$ 15.10	$18.62	$ 35.92	$ 24.99

Income from investment operations
Net investment loss	(0.09)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]	(0.46)[1]
Net realized and unrealized gains or losses on securities	0.80	1.93	4.12	(3.19)	(15.30)	12.38

Total from investment operations	0.71	1.59	3.82	(3.52)	(15.66)	11.92

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$21.22	$ 20.51	$ 18.92	$15.10	$ 18.62	$ 35.92

Total return[2]	3.46%	8.40%	25.30%	(18.90%)	(45.09%)	48.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$484,323	$542,897	$578,129	$535,527	$778,976	$1,349,647
Ratios to average net assets
Expenses[3]	2.14%[4]	2.19%	2.39%	2.27%	2.06%	1.94%
Net investment loss	(0.83%)[4]	(1.62%)	(1.83%)	(1.73%)	(1.49%)	(1.35%)
Portfolio turnover rate	75%	159%	206%	170%	198%	152%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$20.57	$ 18.97	$ 15.14	$18.67	$ 36.01	$ 25.05

Income from investment operations
Net investment loss	(0.09)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]	(0.47)[1]
Net realized and unrealized gains or losses on securities	0.79	1.94	4.13	(3.20)	(15.34)	12.42

Total from investment operations	0.70	1.60	3.83	(3.53)	(15.70)	11.95

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$21.27	$ 20.57	$ 18.97	$15.14	$ 18.67	$ 36.01

Total return[2]	3.40%	8.43%	25.30%	(18.91%)	(45.09%)	48.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$106,296	$128,964	$133,551	$126,367	$189,191	$285,022
Ratios to average net assets
Expenses[3]	2.14%[4]	2.19%	2.39%	2.27%	2.07%	1.95%
Net investment loss	(0.80%)[4]	(1.62%)	(1.83%)	(1.73%)	(1.49%)	(1.37%)
Portfolio turnover rate	75%	159%	206%	170%	198%	152%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$23.44	$ 21.40	$ 16.91	$20.65	$ 39.23	$ 26.96

Income from investment operations
Net investment income (loss)	0.02[2]	(0.15)	(0.16)[2]	(0.15)[2]	(0.13)[2]	(0.13)[2]
Net realized and unrealized gains or losses on securities	0.91	2.19	4.65	(3.59)	(16.81)	13.39

Total from investment operations	0.93	2.04	4.49	(3.74)	(16.94)	13.26

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)	(0.99)

Net asset value, end of period	$24.37	$ 23.44	$ 21.40	$16.91	$ 20.65	$ 39.23

Total return	3.97%	9.53%	26.55%	(18.11%)	(44.53%)	50.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,222	$15,127	$13,913	$11,519	$14,151	$23,520
Ratios to average net assets
Expenses[3]	1.14%[4]	1.19%	1.39%	1.28%	1.06%	0.94%
Net investment income (loss)	0.20%[4]	(0.62%)	(0.83%)	(0.72%)	(0.49%)	(0.36%)
Portfolio turnover rate	75%	159%	206%	170%	198%	152%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	March 31, 2005	Year Ended
CLASS R	(unaudited)	September 30, 2004

Net asset value, beginning of period	$22.97	$22.31[1]

Income from investment operations
Net investment loss	(0.10)[2]	(0.22)[2]
Net realized and unrealized gains or losses on securities	0.95	0.88

Total from investment operations	0.85	0.66

Net asset value, end of period	$23.82	$22.97

Total return	3.70%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 288	$7
Ratios to average net assets
Expenses[3]	1.61%[4]	1.64%[4]
Net investment loss	(0.83%)[4]	(1.00%)[4]
Portfolio turnover rate	75%	159%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 17.3%
Hotels, Restaurants & Leisure 5.0%
International Game Technology	375,000	$9,997,500
Shuffle Master, Inc. * (p)	450,000	13,032,000
Starwood Hotels & Resorts Worldwide, Inc., Class B	280,000	16,808,400
Wynn Resorts, Ltd. * (p)	200,000	13,548,000

		53,385,900

Internet & Catalog Retail 1.3%
eBay, Inc. *	360,000	13,413,600

Media 2.3%
Comcast Corp., Class A *	320,000	10,809,600
Omnicom Group, Inc	160,000	14,163,200

		24,972,800

Specialty Retail 4.0%
Best Buy Co., Inc	215,000	11,612,150
Chico’s FAS, Inc. * (p)	730,000	20,629,800
Steiner Leisure, Ltd. * (p)	310,000	10,133,900

		42,375,850

Textiles, Apparel & Luxury Goods 4.7%
Coach, Inc. *	490,000	27,748,700
Quiksilver, Inc. *	545,000	15,821,350
Wolverine World Wide, Inc	330,000	7,071,900

		50,641,950

CONSUMER STAPLES 8.1%
Beverages 1.0%
PepsiCo, Inc	205,000	10,871,150

Food & Staples Retailing 1.8%
BJ’s Wholesale Club, Inc. * (p)	170,000	5,280,200
United Natural Foods, Inc. * (p)	139,900	4,005,337
Walgreen Co	230,000	10,216,600

		19,502,137

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.2%
McCormick & Co., Inc	670,000	$23,068,100

Household Products 1.4%
Rayovac Corp. *	355,000	14,768,000

Personal Products 1.7%
Estee Lauder Companies, Inc., Class A	400,000	17,992,000

ENERGY 7.6%
Energy Equipment & Services 2.1%
Diamond Offshore Drilling, Inc	115,000	5,738,500
Halliburton Co	130,000	5,622,500
Weatherford International, Ltd. *	185,000	10,718,900

		22,079,900

Oil & Gas 5.5%
Anadarko Petroleum Corp	85,000	6,468,500
Apache Corp	248,000	15,185,040
Devon Energy Corp	231,350	11,046,963
Spinnaker Exploration Co. *	175,000	6,217,750
XTO Energy, Inc	597,067	19,607,669

		58,525,922

FINANCIALS 1.0%
Consumer Finance 1.0%
American Express Co	205,000	10,530,850

HEALTH CARE 23.4%
Biotechnology 2.1%
Genentech, Inc. *	130,000	7,359,300
Martek Biosciences Corp. * (p)	270,000	15,711,300

		23,070,600

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 9.2%
Alcon, Inc	180,000	$16,072,200
Baxter International, Inc	325,000	11,043,500
Beckman Coulter, Inc	155,000	10,299,750
Cooper Companies, Inc. (p)	250,000	18,225,000
Kinetic Concepts, Inc. *	180,000	10,737,000
Medtronic, Inc	269,001	13,705,601
St. Jude Medical, Inc. *	220,000	7,920,000
Stryker Corp	225,000	10,037,250

		98,040,301

Health Care Providers & Services 8.4%
Aetna, Inc	375,500	28,143,725
American Healthways, Inc. * (p)	375,250	12,390,755
Caremark Rx, Inc. *	650,000	25,857,000
Community Health Systems, Inc. * (p)	330,000	11,520,300
Coventry Health Care, Inc. *	175,000	11,924,500

		89,836,280

Pharmaceuticals 3.7%
Eli Lilly & Co	120,000	6,252,000
Endo Pharmaceuticals Holdings, Inc. *	740,000	16,687,000
Johnson & Johnson	120,000	8,059,200
Pfizer, Inc	210,000	5,516,700
Salix Pharmaceuticals, Ltd. * (p)	170,000	2,803,300

		39,318,200

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.1%
Aerospace & Defense 1.2%
Lockheed Martin Corp	220,000	$13,433,200

Electrical Equipment 2.5%
Cooper Industries, Ltd., Class A	370,000	26,462,400

Industrial Conglomerates 3.9%
General Electric Co	840,000	30,290,400
Tyco International, Ltd	330,000	11,154,000

		41,444,400

Trading Companies & Distributors 0.5%
Fastenal Co. (p)	100,000	5,531,000

INFORMATION TECHNOLOGY 28.1%
Communications Equipment 3.5%
Corning, Inc. *	1,010,000	11,241,300
Motorola, Inc	715,000	10,703,550
QUALCOMM, Inc	425,000	15,576,250

		37,521,100

Computers & Peripherals 3.9%
Apple Computer, Inc. *	355,000	14,792,850
Dell, Inc. *	280,000	10,757,600
Network Appliance, Inc. *	275,000	7,606,500
QLogic Corp. *	200,000	8,100,000

		41,256,950

Electronic Equipment & Instruments 1.4%
Cogent, Inc. * (p)	115,000	2,895,700
Flextronics International, Ltd. * (p)	1,015,000	12,220,600

		15,116,300

Internet Software & Services 4.5%
Google, Inc., Class A *	60,000	10,830,600
VeriSign, Inc. *	865,000	24,825,500
Yahoo!, Inc. *	355,000	12,034,500

		47,690,600

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 4.2%
Affiliated Computer Services, Inc., Class A *	380,000	$20,231,200
Cognizant Technology Solutions Corp., Class A *	530,000	24,486,000

		44,717,200

Office Electronics 1.0%
Zebra Technologies Corp., Class A *	217,500	10,329,075

Semiconductors & Semiconductor Equipment 5.8%
Altera Corp. *	755,000	14,933,900
Intel Corp	516,195	11,991,210
Lam Research Corp. *	180,000	5,194,800
Marvell Technology Group, Ltd. *	555,000	21,278,700
Tessera Technologies, Inc. * (p)	205,000	8,862,150

		62,260,760

Software 3.8%
Autodesk, Inc	265,000	7,886,400
Cadence Design Systems, Inc. * (p)	765,000	11,436,750
Cognos, Inc. *	135,000	5,661,900
Microsoft Corp	666,186	16,101,715

		41,086,765

MATERIALS 4.0%
Chemicals 1.7%
Air Products & Chemicals, Inc	285,000	18,037,650

Metals & Mining 2.3%
Massey Energy Co. (p)	453,600	18,162,144
Nucor Corp	115,000	6,619,401

		24,781,545

Total Common Stocks (cost $908,036,576)		1,042,062,485

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 12.3%
MUTUAL FUND SHARES 12.3%
Evergreen Institutional U.S. Government Money Market Fund ø	27,785,016	$27,785,016
Navigator Prime Portfolio (pp)	103,541,129	103,541,129

Total Short-Term Investments (cost $131,326,145)		131,326,145

Total Investments (cost $1,039,362,721) 109.9%		1,173,388,630
Other Assets and Liabilities (9.9%)		(105,724,926)

Net Assets 100.0%		$1,067,663,704

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of March 31, 2005:
Information Technology	28.9%
Health Care	24.0%
Consumer Discretionary	17.7%
Consumer Staples	8.3%
Industrials	8.3%
Energy	7.7%
Materials	4.1%
Financials	1.0%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,039,362,721)
including $100,924,543 of securities loaned	$1,173,388,630
Cash	30,027
Receivable for securities sold	5,007,048
Receivable for Fund shares sold	641,225
Dividends receivable	891,699
Receivable for securities lending income	17,927
Prepaid expenses and other assets	54,924

Total assets	1,180,031,480

Liabilities
Payable for securities purchased	6,004,990
Payable for Fund shares redeemed	2,542,331
Payable for securities on loan	103,541,129
Advisory fee payable	15,114
Distribution Plan expenses payable	20,018
Due to other related parties	2,384
Accrued expenses and other liabilities	241,810

Total liabilities	112,367,776

Net assets	$1,067,663,704

Net assets represented by
Paid-in capital	$1,608,194,185
Undistributed net investment loss	(2,980,147)
Accumulated net realized losses on securities	(671,576,243)
Net unrealized gains on securities	134,025,909

Total net assets	$1,067,663,704

Net assets consists of
Class A	$464,534,485
Class B	484,323,429
Class C	106,295,690
Class I	12,222,351
Class R	287,749

Total net assets	$1,067,663,704

Shares outstanding
Class A	19,457,352
Class B	22,825,654
Class C	4,996,950
Class I	501,573
Class R	12,078

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES continued

March 31, 2005 (unaudited)

Net asset value per share
Class A	$23.87
Class A — Offering price (based on sales charge of 5.75%)	$25.33
Class B	$21.22
Class C	$21.27
Class I	$24.37
Class R	$23.82

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2005 (unaudited)

Investment income
Dividends	$7,546,445

Expenses
Advisory fee	3,134,758
Distribution Plan expenses
Class A	731,403
Class B	2,633,959
Class C	603,311
Class R	475
Administrative services fee	573,041
Transfer agent fees	2,754,517
Trustees’ fees and expenses	7,633
Printing and postage expenses	79,851
Custodian and accounting fees	145,853
Registration and filing fees	39,597
Professional fees	18,144
Interest expense	207
Other	15,985

Total expenses	10,738,734
Less: Expense reductions	(4,110)
Fee waivers and expense reimbursements	(230,040)

Net expenses	10,504,584

Net investment loss	(2,958,139)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	59,846,017
Net change in unrealized gains or losses on securities	(13,539,602)

Net realized and unrealized gains or losses on securities	46,306,415

Net increase in net assets resulting from operations	$43,348,276

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2005		Year Ended
	(unaudited)		September 30, 2004 (a)

Operations
Net investment loss		$(2,958,139)		$(16,770,323)
Net realized gains on securities		59,846,017		166,447,887
Net change in unrealized gains or
losses on securities		(13,539,602)		(47,762,990)

Net increase in net assets resulting
from operations		43,348,276		101,914,574

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,036,264	24,971,421	3,229,819	76,200,679
Class B	508,353	10,912,622	2,097,134	44,149,409
Class C	157,011	3,370,561	999,941	21,052,376
Class I	89,624	2,180,547	217,868	5,200,403
Class R	13,456	327,938	321	7,218

		41,763,089		146,610,085

Automatic conversion of Class B
shares to Class A shares
Class A	659,288	15,811,976	1,192,104	28,047,678
Class B	(740,509)	(15,811,976)	(1,331,927)	(28,047,678)

		0		0

Payment for shares redeemed
Class A	(3,337,220)	(80,406,845)	(4,295,302)	(100,038,574)
Class B	(3,406,556)	(72,770,888)	(4,856,350)	(101,226,479)
Class C	(1,430,637)	(30,823,689)	(1,769,951)	(37,076,023)
Class I	(233,360)	(5,714,401)	(222,565)	(5,274,597)
Class R	(1,699)	(41,914)	0	0

		(189,757,737)		(243,615,673)

Net decrease in net assets resulting
from capital share transactions		(147,994,648)		(97,005,588)

Total increase (decrease)
in net assets		(104,646,372)		4,908,986
Net assets
Beginning of period		1,172,310,076		1,167,401,090

End of period		$1,067,663,704		$1,172,310,076

Undistributed net investment loss		$(2,980,147)		$(22,008)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2005, EIMC waived its fee in the amount of $229,820 and reimbursed expenses in the amount of $220 which combined represents 0.04% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $392,137 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2005, EIS received $22,541 from the sale of Class A shares and $153, $768,316 and $6,978 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $833,468,661 and $969,836,239, respectively, for the six months ended March 31, 2005.

During the six months ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $100,924,543 and $103,541,129, respectively. During the six months ended March 31, 2005, the Fund earned $130,155 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,041,004,328. The gross unrealized appreciation and depreciation on securities based on tax cost was $148,815,655 and $16,431,353, respectively, with a net unrealized appreciation of $132,384,302.

As of September 30, 2004, the Fund had $722,345,560 in capital loss carryovers for federal income tax purposes with $259,350 expiring in 2009, $522,665,183 expiring in 2010 and $199,421,027 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended March 31, 2005, the Fund had average borrowings outstanding of $7,964 on an annualized basis at an average rate of 2.60% and paid interest of $207.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566382 rv2 5/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: May 27, 2005